UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)
301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-1851
Date of fiscal year end: April 30
Date of reporting period: October 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

CORVERUS STRATEGIC EQUITY FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2010

			Since
	Six Months†	1 Year	Inception*

Class I Shares	-0.11%	16.99%	-2.91%
S&P 500® Index	0.74%	16.52%	-3.01	%**
Russell 1000® Index	0.77%	17.66%	-2.92	%**

†	Not Annualized.

*	The Corverus Strategic Equity Fund (the “Fund”) commenced operations on June 19, 2008.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 739-1390. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratio for Class I Shares, as stated in the current prospectus, is 9.84% and 1.00%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Piedmont Investment Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for Class I Shares to 1.00%. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2011, unless the Trust’s Board of Trustees approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 180 days of purchase. A reduced redemption fee of 1.00%, calculated as a percentage of the amount redeemed (using standard rounding criteria) applies to shares redeemed within 360 days of purchase but after 181 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 1000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

1

CORVERUS STRATEGIC EQUITY FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2010, through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Corverus Strategic Equity Fund — Class I Shares
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2010	October 31, 2010	During Period*

Actual	$1,000.00	$998.90	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,020.10	5.10

*	Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2010 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of -0.11% for Class I Shares.

2

CORVERUS STRATEGIC EQUITY FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Information Technology	18.2%	$741,680
Financials	13.8	561,087
Energy	12.0	487,724
Consumer Discretionary	11.6	472,879
Industrials	11.6	470,555
Health Care	11.4	462,212
Consumer Staples	9.8	400,260
Materials	3.7	148,273
Telecommunication Services	3.0	122,832
Utilities	3.0	120,538
Other Assets In Excess of Liabilities	1.9	76,708

NET ASSETS	100.0%	$4,064,748

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 98.1%
Consumer Discretionary — 11.6%
Coach, Inc.	1,630	$81,500
DIRECTV, Class A*	2,310	100,393
Ford Motor Co.*	7,260	102,584
Macy’s, Inc.	5,440	128,602
Wyndham Worldwide Corp.	2,080	59,800

		472,879

Consumer Staples — 9.8%
Coca-Cola Co. (The)	2,206	135,272
Kraft Foods Inc.	4,720	152,314
Wal-Mart Stores, Inc.	2,080	112,674

		400,260

Energy — 12.0%
ConocoPhillips	1,760	104,544
Exxon Mobil Corp.	2,400	159,528
Halliburton Co.	3,540	112,784
Occidental Petroleum Corp.	1,410	110,868

		487,724

Financials — 13.8%
American Express Co.	2,990	123,965
Bank of America Corp.	10,595	121,207
Comerica Inc.	3,330	119,147
Lazard Ltd., Class A	1,630	60,147
MetLife, Inc.	2,302	92,840
XL Group PLC	2,070	43,781

		561,087

Health Care — 11.4%
Bristol-Myers Squibb Co.	3,460	93,074
Celgene Corp.*	2,010	124,761
Johnson & Johnson	954	60,741
Mylan, Inc.*	5,010	101,803
UnitedHealth Group, Inc.	2,270	81,833

		462,212

Industrials — 11.6%
Boeing Co. (The)	1,810	127,858
Eaton Corp.	1,070	95,048
Fedex Corp.	1,490	130,703
General Electric Co.	7,300	116,946

		470,555

Information Technology — 18.2%
Apple, Inc.*	450	135,391
Broadcom Corp., Class A	1,460	59,480
EMC Corp.*	2,690	56,517
Google, Inc., Class A*	237	145,279
MasterCard, Inc., Class A	290	69,617
MEMC Electronic Materials, Inc.*	5,230	67,049
Microsoft Corp.	3,130	83,383
Oracle Corp.	2,870	84,378
Sandisk Corp.*	1,080	40,586

		741,680

Materials — 3.7%
Allegheny Technologies, Inc.	1,130	59,540
International Paper Co.	3,510	88,733

		148,273

Telecommunication Services — 3.0%
American Tower Corp., Class A*	2,380	122,832

Utilities — 3.0%
NextEra Energy, Inc.	2,190	120,538

TOTAL COMMON STOCKS
(Cost $3,510,573)		3,988,040

TOTAL INVESTMENTS — 98.1%
(Cost $3,510,573)		3,988,040
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		76,708

NET ASSETS — 100.0%		$4,064,748

*	Non income producing.

The accompanying notes are an integral part of the financial statements.

4

CORVERUS STRATEGIC EQUITY FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $3,510,573)	$3,988,040
Cash	134,114
Receivable for investments sold	77,712
Receivable for capital shares sold	18,157
Dividends and interest receivable	3,834
Receivable from Investment Adviser	30,236
Prepaid expenses and other assets	5,091

Total assets	4,257,184

Liabilities
Payable for investments purchased	140,178
Payable for legal fees	14,902
Payable for audit fees	12,846
Payable for administration and accounting fees	8,234
Payable for transfer agent fees	6,354
Payable for custodian fees	5,054
Payable for Trustees and Officers	1,753
Accrued expenses	3,115

Total liabilities	192,436

Net Assets	$4,064,748

Net Assets Consisted of:
Paid-in capital	$3,380,757
Accumulated net investment income	16,524
Accumulated net realized gain from investments	190,000
Net unrealized appreciation on investments	477,467

Net Assets	$4,064,748

Class I:
Shares outstanding	440,645

Net asset value, offering and redemption price per share	$9.22

The accompanying notes are an integral part of the financial statements.

5

CORVERUS STRATEGIC EQUITY FUND

Statement of Operations
For the Six Months Ended October 31, 2010
(Unaudited)

Investment Income
Dividends	$31,767
Interest	24

Total investment income	31,791

Expenses
Advisory fees (Note 2)	11,772
Administration and accounting fees (Note 2)	37,705
Transfer agent fees (Note 2)	19,119
Custodian fees (Note 2)	14,187
Audit fees	13,067
Legal fees	9,562
Trustees’ and officers’ fees	9,212
Printing and shareholder reporting fees	5,989
Registration and filing fees	1,457
Other expenses	2,234

Total expenses before waivers and reimbursements	124,304

Less: waivers and reimbursements (Note 2)	(106,192)

Net expenses after waivers and reimbursements	18,112

Net investment income	13,679

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments	38,256
Net change in unrealized depreciation on investments	(29,905)

Net realized and unrealized gain from investments	8,351

Net increase in net assets resulting from operations	$22,030

The accompanying notes are an integral part of the financial statements.

6

CORVERUS STRATEGIC EQUITY FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010

Increase in net assets from operations:
Net investment income	$13,679	$17,068
Net realized gain on investments	38,256	305,362
Net change in unrealized appreciation (depreciation) from investments	(29,905)	416,682

Net increase in net assets resulting from operations	22,030	739,112

Less Dividends and Distributions to Shareholders:
Net investment income	—	(20,500)

Net decrease in net assets from dividends and distributions to shareholders	—	(20,500)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	282,867	1,282,258

Total increase in net assets	304,897	2,000,870

Net assets
Beginning of period	3,759,851	1,758,981

End of period	$4,064,748	$3,759,851

Accumulated net investment income, end of period	$16,524	$2,845

The accompanying notes are an integral part of the financial statements.

7

CORVERUS STRATEGIC EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months Ended		For the	For the Period
	October 31, 2010		Year Ended	June 19, 2008*
	(Unaudited)		April 30, 2010	to April 30, 2009

Per Share Operating Performance
Net asset value, beginning of period	$9.23		$6.83	$10.00

Net investment income	0.03	(1)	0.06 (1)	0.08	(1)
Net realized and unrealized gain/loss on investments	(0.04	)(1)	2.40 (1)	(3.22	)(1)

Net increase/decrease in net assets resulting from operations	(0.01)		2.46	(3.14)

Dividends to shareholders from:
Net investment income	—		(0.06)	(0.03)

Net asset value, end of period	$9.22		$9.23	$6.83

Total investment return(2)	(0.11	)%(3)	36.15%	(31.44	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,065		$3,760	$1,759
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements	6.86	%(4)	9.84%	31.79	%(4)
Ratio of net investment income to average net assets	0.76	%(4)	0.68%	1.47	%(4)
Portfolio turnover rate	56.42	%(3)	134.95%	133.18	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

8

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Corverus Strategic Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on June 19, 2008. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of October 31, 2010, Class A Shares had not been issued.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities,interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Investments in Securities*	$3,988,040	$3,988,040	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

10

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Piedmont Investment Advisors, LLC (“Piedmont” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. Piedmont has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.00% of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2011, or at an earlier date at the discretion of the Board of Trustees and effective upon ninety (90) days’ written notice to shareholders. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. At October 31, 2010, the amount of potential recovery by the Adviser was as follows:

Expiration
April 30, 2012	April 30, 2013	April 30, 2014

$212,468	$222,557	$106,192

For the period ended October 31, 2010, investment advisory fees accrued and waived were $11,772 and fees reimbursed by the Adviser were $94,420. At October 31, 2010, $30,236 was due from the Adviser for reimbursement of other expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

11

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement effective July 1, 2010. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares. As of October 31, 2010, the Fund’s Class A Shares had not been offered.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2010 was $308. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

For the six months ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

Investment Securities	$2,328,476	$1,994,168

4.	Capital Share Transactions

For the six months ended October 31, 2010 and the year ended April 30, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2010		For the Year Ended
	(Unaudited)		April 30, 2010
	Shares	Value	Shares	Value

Sales	132,305	$1,136,384	354,049	$2,950,009
Reinvestments	—	—	2,412	20,500
Redemptions	(98,966)	(853,517)	(206,790)	(1,688,251)

Net Increase	33,339	$282,867	149,671	$1,282,258

As of October 31, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Maria J. Mauceri Trustees for New York Life Progress - Sharing Investment Program Trust (92%).

12

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

For the fiscal year ended April 30, 2010 and the fiscal period ended April 30, 2009, the tax character of distributions paid by the Fund was $20,500 and $4,057, respectively, of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2010, there was $117,467 of undistributed ordinary income and $85,672 of undistributed long-term capital gains on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$3,510,573

Gross unrealized appreciation	$502,542
Gross unrealized depreciation	(25,075)

Net unrealized appreciation	$477,467

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

6.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

13

CORVERUS STRATEGIC EQUITY FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

CORVERUS STRATEGIC EQUITY FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 739-1390 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

15

CORVERUS STRATEGIC EQUITY FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 739-1390.

16

Investment Adviser
Piedmont Investment Advisors, LLC
300 W. Morgan Street
Suite 1200
Durham, NC 27701

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

of FundVantage Trust

Class I Shares

SEMI-ANNUAL
REPORT

October 31, 2010

(Unaudited)

This report is submitted for the general information of the shareholders of the Corverus Strategic Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Corverus Strategic Equity Fund. Shares of the Corverus Strategic Equity Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Total Returns for the Period Ended October 31, 2010†

Since Inception*
Estabrook Investment Grade Fixed Income Fund	2.43%
Barclay’s Intermediate Government/Credit Index**	2.55%

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 26, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.04% and 0.70%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC, (the “Adviser) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for Class I Shares to 0.70%. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2013, unless the Trust’s Board of Trustees approves an earlier termination.

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclay’s Intermediate Government/Credit Index. The Barclay’s Intermediate Government/Credit Index is an unmanaged market index and should not be considered indicative of any Estabrook investment. It is impossible to invest directly in an index. The fixed income securities in which the Fund invests are subject to interest rate risk, credit risk, prepayment risk, counterparty risk, municipal securities risk, liquidity risk, management risk, government security risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. You may lose money by investing in the Fund.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from July 26, 2010 (date of commencement of operations) through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)
October 31, 2010
(Unaudited)

	Estabrook Investment Grade Fixed Income Fund
		Ending Account Value	Expenses Paid
	Beginning Account Value(1)	October 31, 2010	During Period

Actual*	$1,000.00	$1,024.30	$1.90
Hypothetical (5% return before expenses)**	1,000.00	1,021.63	3.57

(1)	The Fund commenced operations on July 26, 2010. Beginning account value for the hypothetical is May 1, 2010.

*	Expenses are equal to an annualized expense ratio for the period July 26, 2010 to October 31, 2010 of 0.70% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (98) then divided by 365 days. The Fund’s ending account value on the first line in the table are based on the actual total return since inception for the Fund of 2.43%.

**	Expenses (hypothetical expenses if the Fund had been in existence from May 1, 2010) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

Corporate Bonds and Notes	68.4%	$7,439,124
U.S. Treasury Obligations	16.0	1,740,918
Municipal Bonds	1.8	202,351
Other Assets In Excess of Liabilities	13.8	1,499,236

NET ASSETS	100.0%	$10,881,629

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — 68.4%
Airlines — 1.4%
Delta Air Lines
Series 2001-1, Class B
7.71%, 09/18/2011	$150,000	$154,500

Banks — 12.4%
Bank of America Corp.
3.70%, 09/01/2015	150,000	151,191
Citigroup, Inc.
6.00%, 12/13/2013	200,000	221,219
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	250,000	258,877
JPMorgan Chase & Co.
4.25%, 10/15/2020	150,000	151,094
Morgan Stanley
4.00%, 07/24/2015	400,000	412,141
Union Planters Corp.
7.75%, 03/01/2011	150,000	151,992

		1,346,514

Chemicals — 1.9%
E.I. Du Pont de Nemours & Co.
1.95%, 01/15/2016	200,000	201,276

Diversified Financial Service — 12.1%
American Express Credit Corp.
2.75%, 09/15/2015	100,000	100,854
Ford Motor Credit Co. LLC
6.63%, 08/15/2017	100,000	111,844
Ford Motor Credit Co. LLC
5.63%, 09/15/2015	200,000	212,169
Ford Motor Credit Co. LLC
3.04%, 01/13/2012 (b)	200,000	201,760
General Electric Capital Corp.
1.88%, 09/16/2013	200,000	202,384
General Electric Capital Corp., MTN
3.50%, 06/29/2015	200,000	211,717
Merrill Lynch & Co., Inc.
6.88%, 11/15/2018	250,000	276,343

		1,317,071

Food — 2.0%
Kraft Foods, Inc.
4.13%, 02/09/2016	200,000	217,723

Healthcare-Products — 3.3%
Boston Scientific Corp.
4.50%, 01/15/2015	200,000	210,134
Johnson & Johnson
2.95%, 09/01/2020	150,000	151,144

		361,278

Insurance — 2.3%
MetLife, Inc.
2.38%, 02/06/2014	250,000	254,806

Lodging — 2.2%
Wyndham Worldwide Corp.
9.88%, 05/01/2014	200,000	236,359

Media — 3.8%
NBC Universal, Inc.
2.88%, 04/01/2016 (a)	200,000	202,444
Time Warner, Inc.
3.15%, 07/15/2015	200,000	209,330

		411,774

Mining — 1.8%
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	200,000	199,750

Oil&Gas — 2.9%
BP Capital Markets PLC
3.13%, 10/01/2015	100,000	102,630
Rowan Cos., Inc.
5.00%, 09/01/2017	200,000	208,982

		311,612

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Pipelines — 1.0%
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/2013	$100,000	$109,676

REIT — 8.9%
Kimco Realty Corp., MTN
4.30%, 02/01/2018	750,000	762,932
Simon Property Group LP
4.38%, 03/01/2021	200,000	204,917

		967,849

Retail — 5.3%
Home Depot, Inc.
3.95%, 09/15/2020	150,000	153,569
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	200,000	214,000
Wal-Mart Stores, Inc.
3.63%, 07/08/2020	200,000	204,368

		571,937

Software — 3.8%
Microsoft Corp.
2.95%, 06/01/2014	200,000	213,035
Microsoft Corp.
1.63%, 09/25/2015	200,000	200,892

		413,927

Telecommunications — 3.3%
AT&T, Inc.
2.50%, 08/15/2015	150,000	154,289
Corning, Inc.
4.25%, 08/15/2020	200,000	208,783

		363,072

TOTAL CORPORATE BONDS AND NOTES
(Cost $7,261,746)		7,439,124

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Notes — 16.0%
1.75%, 07/31/2015	900,000	926,793
2.38%, 07/31/2017	400,000	413,750
2.63%, 08/15/2020	400,000	400,375

		1,740,918

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,720,958)		1,740,918

MUNICIPAL BONDS — 1.8%
California — 0.9%
Alameda Public Financing Authority Revenue,
Series B, RB
3.70%, 07/01/2015	100,000	102,674

New York — 0.9%
City of New York, GO
3.95%, 10/01/2019	100,000	99,677

TOTAL MUNICIPAL BONDS
(Cost $200,000)		202,351

TOTAL INVESTMENTS — 86.2%
(Cost $9,182,704)		9,382,393
OTHER ASSETS IN EXCESS OF LIABILITIES — 13.8%		1,499,236

NET ASSETS — 100.0%		$10,881,629

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2010, this security amounted to $202,444 or 1.9% of net assets. This security has been determined by the Adviser to be a liquid security.
(b)	Variable or Floating Rate Security. Rate shown is as of October 31, 2010.
GO	General Obligation
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $9,182,704)	$9,382,393
Cash	1,251,148
Receivable for investments sold	349,733
Dividends and interest receivable	82,640
Receivable from Investment Adviser	7,633
Prepaid expenses and other assets	35,167

Total assets	11,108,714

Liabilities
Payable for investments purchased	199,801
Payable for transfer agent fees	7,528
Payable for administration and accounting fees	3,911
Payable for custodian fees	2,035
Payable for Trustees and Officers	1,422
Accrued expenses	12,388

Total liabilities	227,085

Net Assets	$10,881,629

Net Assets Consisted of:
Paid-in capital	$10,686,386
Accumulated net realized loss from investments	(4,446)
Net unrealized appreciation on investments	199,689

Net Assets	$10,881,629

Class I:
Shares outstanding	1,066,316

Net asset value, offering and redemption price per share ($10,881,629 / 1,066,316)	$10.20

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations
For the Period Ended October 31, 2010*
(Unaudited)

Investment Income
Interest	$59,188

Total investment income	59,188

Expenses
Advisory fees (Note 2)	16,529
Administration and accounting fees (Note 2)	12,070
Transfer agent fees (Note 2)	9,234
Registration and filing fees	6,257
Audit fees	6,103
Trustees’ and officers’ fees	5,407
Legal fees	3,101
Printing and shareholder reporting fees	2,616
Custodian fees (Note 2)	2,564
Other expenses	3,477

Total expenses before waivers and reimbursements	67,358

Less: waivers and reimbursements (Note 2)	(49,557)

Net expenses after waivers and reimbursements	17,801

Net investment income	41,387

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments	(4,446)
Net change in unrealized appreciation on investments	199,689

Net realized and unrealized gain from investments	195,243

Net increase in net assets resulting from operations	$236,630

*	The Fund commenced investment operations on July 26, 2010.

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Changes in Net Assets

For the
Period Ended
October 31, 2010*
(Unaudited)

Increase in net assets from operations:
Net investment income	$41,387
Net realized loss from investments	(4,446)
Net change in unrealized appreciation from investments	199,689

Net increase in net assets resulting from operations	236,630

Less Dividends and Distributions to Shareholders:
Net investment income	(41,387)

Net decrease in net assets from dividends and distributions to shareholders	(41,387)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	10,686,386

Total increase in net assets	10,881,629

Net assets
Beginning of period	—

End of period	$10,881,629

Accumulated net investment income, end of period	$—

*	The Fund commenced investment operations on July 26, 2010.

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period
	July 26, 2010*
	to October 31, 2010
	(Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income	0.04	(1)
Net realized and unrealized gain on investments	0.20	(1)

Net increase in net assets resulting from operations	0.24

Dividends to shareholders from:
Net investment income	(0.04)

Net asset value, end of period	$10.20

Total investment return(2)	2.43	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,882
Ratio of expenses to average net assets	0.70	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements	2.65	%(4)
Ratio of net investment income to average net assets	1.63	%(4)
Portfolio turnover rate	24.60	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 26, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of October 31, 2010, Class A, Class C and Class R Shares had not been issued.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Corporate Bonds and Notes	$7,439,124	$—	$7,439,124	$—
U.S. Treasury Obligations	1,740,918	—	1,740,918	—
Municipal Bonds	202,351	—	202,351	—

Total Investments	$9,382,393	$—	$9,382,393	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the “Total Annual Fund Operating Expenses” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees, shareholder service fees or transfer agency fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to: (i) 0.70% (on an annual basis) of the average daily net assets of the Fund during the period beginning on the date of commencement of operations of the Fund and ending August 31, 2012 and (ii) 1.00% (on an annual basis) of average daily net assets of the Fund during the period beginning on September 1, 2012 and ending August 31, 2013 (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

assumed expenses of the Fund. At October 31, 2010, the amount of potential recovery by the Adviser was as follows:

Expiration
April 30, 2014

$49,557

For the period ended October 31, 2010, investment advisory fees accrued and waived were $16,529 and fees reimbursed by the Adviser were $33,028. At October 31, 2010, $7,633 was due from the Adviser for reimbursement of other expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement effective July 1, 2010. The Trust has adopted a distribution plan for Class A, Class C and Class R Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A, Class C and Class R Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, 1.00% (0.75% distribution fee and 0.25% shareholder service fee) and 0.50%, respectively, on an annualized basis of the average daily net assets of the Fund’s Class A, Class C and Class R Shares. As of October 31, 2010, the Fund’s Class A, Class C and Class R Shares had not been offered.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended.The remuneration paid to the Trustees by the Fund during the period ended October 31, 2010 was $329. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

3.	Investment in Securities

From the commencement of operations on July 26, 2010 to October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

U.S. Government Securities	$1,721,726	$—
Other Securities	9,178,503	1,706,542

4.	Capital Share Transactions

From the commencement of operations on July 26, 2010 to October 31, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	October 31, 2010
	(Unaudited)
	Shares	Value

Sales	1,062,243	$10,645,010
Reinvestments	4,074	41,386
Redemptions*	(1)	(10)

Net Increase	1,066,316	$10,686,386

* There is a 1% redemption fee that may be charged on shares redeemed within the first 90 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

As of October 31, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: JMS LLC Custodian for the benefit of Charles T. Foley (11%).

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

As of October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$9,182,704

Gross unrealized appreciation	$202,690
Gross unrealized depreciation	(3,001)

Net unrealized appreciation	$199,689

6.	Significant Risks

During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteoriorating economic conditions, fixed income securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement

At a meeting held on March 26, 2010, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), unanimously approved an advisory agreement between Estabrook Capital Management LLC (“Estabrook” or “Adviser”) and FundVantage Trust (the “Trust”) on behalf of the Estabrook Investment Grade Fixed Income Fund (“Estabrook Fund”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by Estabrook in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Estabrook provided regarding (i) services to be performed for the Estabrook Fund, (ii) the size and qualifications of Estabrook’s portfolio management team, (iii) any potential or actual material conflicts of interests which may arise in connection with a portfolio manager’s management of the Estabrook Fund, (iv) how Estabrook will manage the Estabrook Fund including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information for a similarly managed account, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Estabrook’s ability to service the Estabrook Fund and (ix) compliance with federal securities laws and other regulatory requirements. Estabrook also provided its Code of Ethics and proxy voting policies and procedures for the Trustees’ review and consideration.

Estabrook provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the Estabrook Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees to be received from the Estabrook Fund and any other ancillary benefit resulting from Estabrook’s relationship with the Estabrook Fund. The Trustees also considered the structure of and the method used to determine the compensation received by a portfolio manager and Estabrook’s most recent financials, including its balance sheets. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Estabrook Fund versus other similarly managed funds.

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information (Continued)
(Unaudited)

The Trustees reviewed the services to be provided to the Estabrook Fund by Estabrook and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and the Estabrook Fund is likely to benefit from the provision of those services. They also concluded that Estabrook has sufficient personnel, with the appropriate education and experience, to serve the Estabrook Fund effectively.

The Trustees considered the costs and services to be provided by Estabrook, the proposed compensation and expected benefits received by Estabrook in providing services to the Estabrook Fund, as well as Estabrook’s anticipated profitability. The Trustees concluded that Estabrook’s anticipated fees derived from its relationship with the Trust in light of the Estabrook Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratios of the Estabrook Fund is reasonable, taking into account the projected growth and size of the Estabrook Fund and the quality of services to be provided by Estabrook.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Estabrook Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Estabrook Fund for the benefit of fund shareholders.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by Estabrook. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Agreement would be in the best interests of the Estabrook Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 447-7443.

20

Investment Adviser
Estabrook Capital Management LLC
875 Third Avenue, 15th Floor
New York, NY 10022

Administrator and Fund Accounting Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

Estabrook Investment Grade Fixed Income Fund

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL
REPORT

October 31, 2010
(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund. Shares of the Estabrook Investment Grade Fixed Income Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

LATEEF FUND

Semi-Annual Investment Adviser’s Report
October 31, 2010
(Unaudited)

Dear Lateef Fund Shareholder:

Stocks surged to a strong finish in the third quarter by posting the best month of September in 71 years. The Standard & Poor’s 500® Index (“S&P 500”) rallied 11.3% in the quarter sparked by continued robust earnings, renewed corporate merger activity, and enthusiasm for a potential change in the balance of power in Washington D.C. Optimism for a less sweeping version of regulatory reform and the possible extension of Bush’s tax cuts fueled the rally. The Lateef Fund (the “Fund”) outperformed the S&P 500 in the third quarter and year-to-date, as the market has begun to recognize the tremendous value our companies have created.

Most importantly, we believe there is still significant unrecognized value in our portfolio. Specifically, the consensus earnings per share growth rate for the Fund’s portfolio of companies is 22% in 2011 compared to 10% for the S&P 500. The earnings per share growth consensus estimates are calculated by third party analysts and are not indicative of the Fund’s future performance. The Fund’s actual earnings will vary from this figure. The quality aspects of a Lateef Fund portfolio — with emphasis on faster and more consistent earnings growth, clean balance sheets, robust free cash flow and strong competitive advantages — is becoming more evident.

It has been repeatedly demonstrated that stock prices track the earnings and cash flow generation of the underlying business in the medium-to-long run. Over the last three years, stock prices have clearly not tracked earnings growth. This represents a potential opportunity today. We are confident that the market will inevitably recognize this growth, and the correlation between earnings growth and stock performance will become more in line as it has over the long-run.

We have been dismayed at how the portfolio’s stock prices have moved in lock-step with the market, with little differentiation as to quality or growth in cash flow. Since 2008, macro themes and the rise of exchange-traded funds which trade large baskets of stocks and now account for 30% daily trading volume, have dominated the investing landscape. According to the Wall Street Journal1, between 2000 and 2006, the correlation of stocks in the S&P 500 was just 27%. However, during the peak of the financial crisis from October 2008-February 2009 and for much of this year when the European debt crisis dominated headlines, it has been in the 75-80% range. While it can be frustrating to distinguish ourselves as stock pickers in this environment, it can also present investment opportunities to position ourselves with companies that have strong balance sheets, growing free cash flow, favorable competitive dynamics and underappreciated valuations — the undervalued gems that are the focus of our intensive research process.

In the third quarter alone, we visited with half of the Fund’s portfolio of companies as well as many other candidates. Our research confirms that competitive advantages are growing and intrinsic values are rising. Our visits included Aflac in Japan, MasterCard and Invesco in New York, as well as separate meetings with Visa, Qualcomm, EMC, Accenture, Rockwell Collins and Colgate.

Aflac derives 75% of its sales from Japan where it has an 80% share of the supplemental cancer insurance market. This market is only 30% penetrated in Japan, providing many years of growth; management believes penetration can reach at least 50%. Further, a potential source of additional growth is the Japanese government’s

1 Wall Street Journal September 24, 2010

1

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)
October 31, 2010
(Unaudited)

cancer screening initiative to raise awareness of Japan’s leading cause of death. In addition to its own sales force, Aflac partners with over 90% of Japanese banks to market its policies. This channel is still developing and has been limited by regulatory restrictions for daily sales of cancer and medical insurance. These restrictions may be lifted by year end. Aflac showcased revenue drivers such as new products for woman’s cancer and for child education endowments as well as its low cost leadership status. During the third quarter, Aflac stock rose 22% in reaction to its second quarter results where operating earnings rose 12.5% the dividend was increased by 7% and a share buyback was announced. Based on strong capital ratios, Aflac expects to repurchase as many as 3 million shares in the fourth quarter and 6-12 million shares in 2011, which equates to approximately 2% of shares outstanding.

At our visits with Visa and MasterCard, both companies reiterated their goal of growing earnings per share (“EPS”) by more than 20%; in fiscal year 2011 for Visa and from 2011-2013 for MasterCard. MasterCard increased its share buyback authorization by $1 billion and Visa announced an effective $800 million repurchase program. Both companies said that in a world where over 85% of transactions are still done with cash or check, the opportunities to dis-intermediate cash transactions as well as opportunities with prepaid, e-commerce, mobile and money transfer overwhelm any basis point impact that may arise from the fallout of the Durbin amendment to the Finance Reform Bill. Additionally both Visa and MasterCard showcased how they are providing merchants and consumers with value adding merchandising promotion to increase sales and save consumers money with effective comparison shopping and coupons. Lastly they both agreed that lower debit interchange fees could open doors to new markets such as charities, school tuition payments, and utility bill payments.

Our performance leaders for the third quarter were Qualcomm (QCOM +38%), Expeditors International (EXPD +34%), Affiliated Managers Group (AMG +28%), Teradata (TDC +27%) and CH Robinson (CHRW +26%).

•	QCOM beat earnings estimates for the quarter and raised full-year guidance for revenue and earnings due to its estimate of 23% higher CDMA-based devices in 2010 and higher average selling prices due to a higher mix of smart-phone sales. The company also repurchased an additional $1.2 billion of stock in the quarter. Management was confident that it will return to a revenue growth in the mid-teens propelled by a higher mix of smart phones on the next generation networks in China and India.

•	AMG’s 2Q EPS growth of 35% was much better than expected. Fund flows were positive for the first time in 11 quarters at $285 million. Additionally AMG completed the acquisition of Pantheon, a leading private equity fund of funds manager, and an investment in Trilogy Global Advisors, a leading emerging and global manager. We believe these investments should enable AMG to earn over $8/share in 2011.

•	Teradata’s 2Q EPS growth of 22% was better than expected and management raised guidance for revenues and EPS to the high end of its previous range. The critical importance of data analytics was highlighted in the quarter by EMC’s purchase of a small competitor, Greenplum, and by IBM’s announcement in September that it will acquire another competitor, Neteeza. Visa also emphasized that it will use intense data analytics to help merchants more effectively target market to consumers. Thereby adding value beyond transaction processing.

2

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)
October 31, 2010
(Unaudited)

•	Expeditors and CH Robinson benefited from accelerating cargo growth and operating earnings leverage on incremental revenues which exceeded 50%. Expeditors reported 2Q 2010 revenue growth of 27%; as a result, revenue was 5% higher than 2Q 2008 levels. EPS grew 68%, driven by Air cargo volume growth of 54% and Ocean volume growth of 26%.

Our performance laggards during the third quarter included ITT Educational Services (ESI) which declined 14% before we sold the position and Colgate (CL) which declined 2%.

•	In July 2010, the Department of Education published its proposed gainful employment (GE) metrics that determine whether schools are eligible for Title IV funds granted by the U.S. government. ITT students receive the majority of their loans from Title IV government loans. We believe the proposed regulation, which is expected to be finalized by November 1, will structurally change ITT’s business model by not only curbing further tuition increases, but effectively will result in tuition cuts. We have assessed the impact of the GE legislation on ITT’s earnings, and we believe that ITT will have to reduce tuition to meet the proposed debt/income metrics which will lower earnings and future growth. We also believe that the risk of further adverse legislation is high enough that ITT doesn’t warrant a position in our concentrated portfolio of high conviction companies.

•	Colgate’s 2Q EPS rose 9%, slightly exceeding consensus estimates. Despite the company’s guidance for continued double digit earnings growth in 2011 and increasing global market share even in markets where Colgate dominates, investors became concerned about aggressive pricing by competitors and looked elsewhere for faster growth in a recovering economy. Further, they were troubled with Colgate’s Hills Pet Food business, which accounts for only 13% of revenues but reported 4% declines in volume and pricing as the division adjusts to lower prices and package sizes. The bigger picture is that Colgate derives 75% of its earnings from outside the U.S where toothpaste consumption in developing counties (e.g. China is 34%, India is 15%) is a fraction of that of the U.S. The stock is priced at a 7% free cash flow yield and has prospects for continued double digit EPS growth.

In addition to selling ITT Educational Services, we increased our Suncor position from 5% to 7%. We believe Suncor stock has 60% upside to fair value. Additionally, the company is at an inflection point of emerging from an extended period of planned downtime for maintenance and its full production capabilities will become evident to investors. For instance, Suncor’s oil sands production in July and August were over 330,000 barrels/day which are record levels and far above the depressed average production of 249,000 b/d from January-June, which bodes well for 3Q EPS and beyond. The sun is rising at Suncor.

We believe the overall stock market offers an attractive value because:

•	The S&P 500 is almost 30% below its 2007 peak, yet U.S. nominal gross domestic product reached its prior record in 2Q 2010 and corporate profits are almost equal to their prior peak level.

•	More stocks in the S&P 500 have higher dividend yields than the average corporate bond yield than any point in the last 15 years (source: Strategas).

We believe the Lateef Fund offers the unique combination of quality and value.

3

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)
October 31, 2010
(Unaudited)

•	Our portfolio free cash flow yield of 9% is attractive, especially versus U.S. Treasury yields of 2.5%. Further, we believe the free cash flow will increase over time.

•	40% of our portfolio companies have cash levels over 10% of their market capitalizations — a sign of balance sheet strength and compelling value.

•	All of our portfolio companies generate positive free cash flow and consensus earnings growth for our portfolio is 37% in 2010.

•	Based on consensus estimates, we believe over 80% of the Fund’s holdings will earn more in 2011 than in 2008, the previous peak earnings cycle.

•	Excluding financial positions, over 75% of the Fund’s holdings have positive net cash on their balance sheets.

•	The return on equity (ROE) of the Fund of 24% is higher than the S&P 500.

•	The Fund’s price to earnings (P/E) of 15x consensus 2011 EPS is only a slight premium to the S&P 500 P/E of 13x, yet we have nearly double the EPS growth projected for 2011 and a higher ROE.[2]

•	All the Fund’s holdings delivered 3Q 2010 EPS results at or above consensus estimates.

We believe that as investors focus on business metrics and move past the uncertainty of midterm elections, conviction will increase resulting in investors redeploying billions from cash and bond funds toward an allocation for stocks that offer much better risk/reward dynamics.

We continue to invest internally to better serve you with our investment, client service and operational capabilities. We recently added Simeon Wallis as Senior Research Analyst to support our investment process. Simeon was previously a Research Analyst with Cramer Rosenthal McGlynn LLC, Evercore Asset Management, and Gabelli & Co. in New York. He earned his undergraduate degree from Duke University in 1997 and his MBA from The Wharton School of the University of Pennsylvania in 2004.

2 (Note our P/E adjusts for RHI which has a high P/E on cyclically depressed earnings.)

4

LATEEF FUND

Semi-Annual Adviser’s Report (Concluded)
October 31, 2010
(Unaudited)

The Fund was up 9.34% for the quarter ended 10/31/10 and is up 9.09% year to date, compared to 7.96% and 7.84% for the S&P 500 respectively. The annualized, since inception (September 2007) return for the Fund was -1.66% versus the S&P 500’s -4.73%(1).

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.

Lateef Investment Management

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2010 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

(1)For purposes of this letter, we utilize the investment returns for the Lateef Fund Institutional Class I shares (ticker: LIMIX). Discussion of particular Fund holdings is not intended as a recommendation to buy, hold or sell those securities. The Fund’s portfolio composition may change at any time. Visit www.lateef.com to see the Fund’s most recently published top 10 holdings list.

5

LATEEF FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Average Annual Total Returns For the Period Ended October 31, 2010

	Six Months†	1 Year	Since Inception*

Class A Shares (without sales charge)	3.64%	18.09%	-1.93%
Class A Shares (with sales charge)	-1.57%	12.17%	-3.53%
Class C Shares	3.27%	17.14%	-2.75%
Class I Shares	3.83%	18.35%	-1.66%
Russell 3000® Index	0.60%	18.34%	-4.18%**
S&P 500® Index	0.74%	16.52%	-4.73%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus, are 1.93% and 1.24% for Class A Shares, 2.68% and 1.99% for Class C Shares and 1.68% and 0.99% for Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Effective September 1, 2010, Lateef Investment Management, L.P. (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by the lesser of (i) 0.25% of average daily net assets (25 basis points), or (ii) an amount necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 1.24%, 1.99% and 0.99% of average daily net assets (the “Expense Limitation”) for the Class A, Class C and Class I Shares, respectively. The Expense Limitation will remain in place until August 31, 2011, unless the Board of Trustees approves its earlier termination.

Since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified mutual fund, an investment in the Fund could fluctuate in value more than an investment in a diversified mutual fund. Investing significant assets in securities of issuers in one or more sectors of the economy or stock market could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

6

LATEEF FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2010 through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

LATEEF FUND

Fund Expense Disclosure (Concluded)
October 31, 2010
(Unaudited)

	Lateef Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2010	October 31, 2010	During Period*

Class A Shares Actual	$1,000.00	$1,036.40	$7.24
Hypothetical (5% return before expenses)	1,000.00	1,018.01	7.20

Class C Shares Actual	$1,000.00	$1,032.70	$11.07
Hypothetical (5% return before expenses)	1,000.00	1,014.18	11.03

Class I Shares Actual	$1,000.00	$1,038.30	$5.96
Hypothetical (5% return before expenses)	1,000.00	1,019.28	5.92

*	Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2010 of 1.41%, 2.16%, and 1.16% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total returns for the Fund of 3.64%, 3.27%, and 3.83% for Class A, Class C, and Class I Shares, respectively.

8

LATEEF FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Commercial Services	21.1%	$35,302,659
Computers	12.8	21,502,110
Insurance	9.6	16,024,601
Telecommunications	7.5	12,473,165
Oil & Gas	5.9	9,942,370
Transportation	5.9	9,908,909
Diversified Financial Services	5.1	8,609,198
Media	4.9	8,171,255
Banks	4.8	8,037,130
Cosmetics & Personal Care	4.1	6,864,297
Aerospace & Defense	3.5	5,863,177
Call Options	(0.1)	(205,110)
Other Assets In Excess of Liabilities	14.9	24,883,378

NET ASSETS	100.0%	$167,377,139

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

LATEEF FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 85.2%
Aerospace & Defense — 3.5%
Rockwell Collins, Inc.	96,896	$5,863,177

Banks — 4.8%
State Street Corp.	192,460	8,037,130

Commercial Services — 21.1%
Accenture PLC, Class A	255,240	11,411,780
MasterCard, Inc., Class A	36,816	8,838,049
Robert Half International, Inc.	286,704	7,772,545
Visa, Inc., Class A	93,134	7,280,285

		35,302,659

Computers — 12.8%
EMC Corp.*	380,414	7,992,498
Teradata Corp.*	343,232	13,509,612

		21,502,110

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	89,008	6,864,297

Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.*	100,563	8,609,198

Insurance — 9.6%
Aflac, Inc.	221,762	12,394,278
Berkshire Hathaway Inc., Class B*	45,630	3,630,323

		16,024,601

Media — 4.9%
Scripps Networks Interactive, Inc., Class A	160,567	8,171,255

Oil & Gas — 5.9%
Suncor Energy, Inc.	310,602	9,942,370

Telecommunications — 7.5%
QUALCOMM, Inc.	276,383	12,473,165

Transportation — 5.9%
C.H. Robinson Worldwide, Inc.#	77,475	5,460,438
Expeditors International of Washington, Inc.	90,123	4,448,471

		9,908,909

TOTAL COMMON STOCKS
(Cost $117,139,971)		142,698,871

TOTAL INVESTMENTS — 85.2%
(Cost $117,139,971)		142,698,871

	Contracts

OUTSTANDING OPTIONS WRITTEN — (0.1)%
Call Options (a) — (0.1)%
C.H. Robinson Worldwide, Inc. Expires 11/20/10 Strike Price $65	(387)	(205,110)

TOTAL OUTSTANDING OPTIONS WRITTEN
(Premium $125,692)		(205,110)

OTHER ASSETS IN EXCESS OF LIABILITIES — 14.9%		24,883,378

NET ASSETS — 100.0%		$167,377,139

*	Non-income producing security.
#	A portion of this security is segregated as collateral for options written.
(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

10

LATEEF FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $117,139,971)	$142,698,871
Cash	23,027,456
Receivable for capital shares sold	2,130,609
Dividends and interest receivable	168,722
Prepaid expenses and other assets	50,099

Total assets	168,075,757

Liabilities
Options written, at value (premiums received $125,692)	205,110
Payable for capital shares redeemed	266,900
Payable to Adviser	96,044
Payable for distribution fees	25,822
Payable for transfer agent fees	20,638
Payable for administration and accounting fees	17,355
Payable for shareholder services fees	5,213
Payable for Trustees and Officers	3,293
Payable for custodian fees	3,087
Accrued expenses	55,156

Total liabilities	698,618

Net Assets	$167,377,139

Net Assets Consisted of:
Paid-in capital	$168,891,422
Accumulated net investment loss	(259,822)
Accumulated net realized loss from investments and written options	(26,733,943)
Net unrealized appreciation on investments and written options	25,479,482

Net Assets	$167,377,139

Class A:
Net asset value, offering and redemption price per share ($48,646,082 / 5,175,190)	$9.40

Maximum offering price per share (100/95 of $9.40)	$9.89

Class C:
Net asset value, offering and redemption price per share ($25,022,229 / 2,732,382)	$9.16

Class I:
Net asset value, offering and redemption price per share ($93,708,828 / 9,888,657)	$9.48

The accompanying notes are an integral part of the financial statements.

11

LATEEF FUND

Statement of Operations
For the Six Months Ended October 31, 2010
(Unaudited)

Investment Income
Dividends	$759,934
Less: foreign taxes withheld	(7,550)
Interest	2,854

Total investment income	755,238

Expenses
Advisory fees (Note 2)	724,882
Distribution fees (Class C) (Note 2)	89,770
Administration and accounting fees (Note 2)	88,331
Transfer agent fees (Note 2)	84,910
Distribution fees (Class A) (Note 2)	56,071
Shareholder servicing fees (Class C) (Note 2)	29,924
Printing and shareholder reporting fees	21,467
Trustees’ and officers’ fees	21,040
Registration and filing fees	18,693
Audit fees	13,070
Legal fees	11,641
Custodian transaction and out of pocket fees (Note 2)	5,237
Other expenses	39,631

Total expenses before waivers and reimbursements	1,204,667

Less: waivers and reimbursements (Note 2)	(189,607)

Net expenses after waivers and reimbursements	1,015,060

Net investment loss	(259,822)

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments	(2,290,527)
Net realized gain from written options*	39,186
Net change in unrealized appreciation on investments	8,413,052
Net change in unrealized depreciation on written options*	(32,377)

Net realized and unrealized gain from investments	6,129,334

Net increase in net assets resulting from operations	$5,869,512

*	The primary risk exposure is equity contracts (See Note 1).

The accompanying notes are an integral part of the financial statements.

12

LATEEF FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010

Increase in net assets from operations:
Net investment loss	$(259,822)	$(701,752)
Net realized loss from investments and written options	(2,251,341)	(3,724,456)
Net change in unrealized appreciation from investments and written options	8,380,675	32,160,810

Net increase in net assets resulting from operations	5,869,512	27,734,602

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	13,960,585	45,307,666

Total increase in net assets	19,830,097	73,042,268

Net assets
Beginning of period	147,547,042	74,504,774

End of period	$167,377,139	$147,547,042

Accumulated net investment income (loss), end of period	$(259,822)	$—

The accompanying notes are an integral part of the financial statements.

13

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the
	Six Months Ended		For the		For the		For the Period
	October 31, 2010		Year Ended		Year Ended		September 6, 2007*
	(Unaudited)		April 30, 2010		April 30, 2009		to April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$6.91		$9.36		$10.00

Net investment loss	(0.02	)(1)	(0.05	)(1)	(0.08	)(1)	(0.01)
Net realized and unrealized gain/loss on investments	0.35	(1)	2.21	(1)	(2.37	)(1)	(0.63)

Net increase/decrease in net assets resulting from operations	0.33		2.16		(2.45)		(0.64)

Divdends to shareholders from:
Tax return of capital	—		—		—		—	(2)

Net asset value, end of period	$9.40		$9.07		$6.91		$9.36

Total investment return(3)	3.64	%(4)	31.26%		(26.18)%		(6.37	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,646		$46,570		$34,955		$46,944
Ratio of expenses to average net assets	1.41	%(5)	1.76%		2.06%		2.05	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.67	%(5)	1.93%		—%		—%
Ratio of net investment income (loss) to average net assets	(0.37	)%(5)	(0.60)%		1.02%		(0.23	)%(5)
Portfolio turnover rate	19.76	%(4)	17.64%		51.89%		16.00	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would have been lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective September 1, 2010, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

The accompanying notes are an integral part of the financial statements.

14

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the
	Six Months Ended		For the		For the		For the Period
	October 31, 2010		Year Ended		Year Ended		September 6, 2007*
	(Unaudited)		April 30, 2010		April 30, 2009		to April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$8.87		$6.81		$9.31		$10.00

Net investment loss	(0.05	)(1)	(0.11	)(1)	(0.13	)(1)	(0.06)
Net realized and unrealized gain/loss on investments	0.34	(1)	2.17	(1)	(2.37	)(1)	(0.63)

Net increase/decrease in net assets resulting from operations	0.29		2.06		(2.50)		(0.69)

Dividends to shareholders from:
Tax return of capital	—		—		—		—	(2)

Net asset value, end of period	$9.16		$8.87		$6.81		$9.31

Total investment return(3)	3.27	%(4)	30.25%		(26.85)%		(6.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,022		$26,081		$18,042		$27,167
Ratio of expenses to average net assets	2.16	%(5)	2.51%		2.81%		2.80	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	2.42	%(5)	2.68%		—%		—%
Ratio of net investment income to average net assets	(1.12	)%(5)	(1.35)%		(1.77)%		(0.98	)%(5)
Portfolio turnover rate	19.76	%(4)	17.64%		51.89%		16.00	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective September 1, 2010, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

The accompanying notes are an integral part of the financial statements.

15

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months Ended		For the		For the		For the Period
	October 31, 2010		Year Ended		Year Ended		September 6, 2007*
	(Unaudited)		April 30, 2010		April 30, 2009		to April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$9.13		$6.94		$9.37		$10.00

Net investment income/loss	(0.01	)(1)	(0.03	)(1)	(0.06	)(1)	—	(2)
Net realized and unrealized gain/loss on investments	0.36	(1)	2.22	(1)	(2.37	)(1)	(0.62)

Net increase/decrease in net assets resulting from operations	0.35		2.19		(2.43)		(0.62)

Dividends to shareholders from:
Tax return of capital	—		—		—		(0.01)

Net asset value, end of period	$9.48		$9.13		$6.94		$9.37

Total investment return(3)	3.83	%(4)	31.56%		(25.93)%		(6.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,709		$74,896		$21,508		$26,556
Ratio of expenses to average net assets	1.16	%(5)	1.48%		1.81%		1.80	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.42	%(5)	1.68%		—%		—%
Ratio of net investment income (loss) to average net assets	(0.11	)%(5)	(0.35)%		(0.77)%		—	%(5)
Portfolio turnover rate	19.76	%(4)	17.64%		51.89%		16.00	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective September 1, 2010, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

The accompanying notes are an integral part of the financial statements.

16

LATEEF FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares made on or after October 10, 2008. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, BNY Mellon Distributors Inc., (the “Underwriter”), paid a commission to the selling broker-dealer for such sale.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

LATEEF FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions indetermining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Assets:
Investments in Securities*	$142,698,871	$142,698,871	$—	$—

Liabilities:
Written Option on Equity Security	$(205,110)	$—	$(205,110)	$—

*	Please refer to Portfolio of Investments for further details.
**	Other financial instruments include outstanding options written.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the

18

LATEEF FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

OPTIONS — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the six months ended October 31, 2010, the Fund entered into 387 written options contracts. The Fund had 387 open written options contracts at the end of the period.

19

LATEEF FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

The Fund had transactions in written options for the six months ended October 31, 2010 as follows:

	Number of Contracts	Premium

Outstanding, April 30, 2010	480	$87,359
Call Options Written	387	125,692
Call Options Closed	(480)	(87,359)

Outstanding, October 31, 2010	387	$125,692

CREDIT RISK AND ASSET CONCENTRATIONS — The Fund may invest a high percentage of its assets in specific sectors of the market in pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

2.	Transactions with Affiliates and Related Parties

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. Effective September 1, 2010, the Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.24%, 1.99% and 0.99% of average daily net assets of the Fund (the “Expense Limitation”) for the Class A, Class C and Class I Shares, respectively. The Expense Limitation will remain in effect until August 31, 2011, unless the Board of Trustees approves its earlier termination. From September 1, 2009 through August 31, 2010, the Adviser had contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by the lesser of (i) 0.25% (25 basis points) of average daily net assets, or (ii) an amount necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets for Class A, Class C and Class I Shares, respectively. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

As of October 31, 2010, investment advisory fees payable to the Adviser were $96,044. For the six months ended October 31, 2010, the Adviser waived fees of $189,607.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include certain transfer agent and custodian fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

20

LATEEF FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund.

BNY Mellon Distributors Inc. (the “Underwriter”), fomerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund. For the six months ended October 31, 2010, the Underwriter received $1,980 in underwriter commissions and $29,838 in sales commissions for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement dated July 1, 2010. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class C Shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2010 was $11,539. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

For the six months ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

Investment Securities	$26,265,040	$26,094,502

21

LATEEF FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

4.	Capital Share Transactions

For the six months ended October 31, 2010 and the year ended April 30, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2010		For the Year Ended
	(Unaudited)		April 30, 2010
	Shares	Value	Shares	Value

Class A Shares
Sales	1,048,566	$9,068,933	1,825,122	$15,141,163
Redemption Fees*	—	5,360	—	3,947
Redemptions	(1,008,467)	(8,645,837)	(1,745,301)	(14,323,384)

Net Increase	40,099	$428,456	79,821	$821,726

Class C Shares
Sales	219,117	$1,876,827	845,049	$6,912,899
Redemption Fees*	—	2,957	—	2,065
Redemptions	(427,862)	(3,579,625)	(552,344)	(4,378,923)

Net Increase	(208,745)	$(1,699,841)	292,705	$2,536,041

Class I Shares
Sales	2,444,752	$21,851,053	6,310,195	$51,921,609
Redemption Fees*	—	8,665	—	3,972
Redemptions	(760,773)	(6,627,748)	(1,203,471)	(9,975,682)

Net Increase	1,683,979	$15,231,970	5,106,724	$41,949,899

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less (prior to September 1, 2009; 120 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

As of October 31, 2010, the following three shareholders held, of record beneficially, 10% or more of the outstanding shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers Class C Shares (16%), Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers Class I Shares (41%), Charles Schwab & Co., Inc. Special Custody Account for the Benefit of its Customers Class I (12%) and NFS LLC for the benefit of Fiduciary Trust Company Class I (12%).

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

22

LATEEF FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

As of April 30, 2010, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$117,139,971

Gross unrealized appreciation	$27,088,529
Gross unrealized depreciation	(1,529,629)

Net unrealized appreciation	$25,558,900

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

As of April 30, 2010, the Fund had a capital loss carryforward of $24,482,602. If not utilized against future capital gains, $9,453,602 and $15,029,000 of this capital loss carryforward will expire in 2017 and 2018, respectively.

6.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

LATEEF FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

24

LATEEF FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (866) 499-2151.

25

Investment Adviser
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

LATEEF FUND

of

FundVantage Trust

Class A Shares
Class C Shares
Class I Shares

SEMI-ANNUAL
REPORT

October 31, 2010
(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund. Shares of the Lateef Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

PEMBERWICK FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Total Returns for the Periods Ended October 31, 2010†

	Six Months	Since Inception*

Pemberwick Fund	1.34%	1.41%
Barclay’s 1-3 Year Treasury Index**	1.95%	2.14%

†	Not Annualized.

*	The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual operating expense ratio, as stated in the current prospectus, is 0.69% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund intends to evaluate performance as compared to that of the Barclay’s 1-3 Year Treasury Index. The Barclay’s 1-3 Year Treasury Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index. The fixed income securities in which the Fund invests are subject to interest rate risk, credit risk, prepayment risk, counterparty risk, municipal securities risk, liquidity risk, management risk, government security risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. The Fund is classified as “non-diversified,” and thus may invest most of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. You may lose money by investing in the Fund.

2

PEMBERWICK FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2010, through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Pemberwick Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2010	October 31, 2010	During Period*

Actual	$1,000.00	$1,013.40	$2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.11	2.09

*	Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2010 of 0.41% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year since inception (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six-months total return for the Fund of 1.34%.

PEMBERWICK FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

Corporate Bonds and Notes	47.0%	$73,939,412
Short-Term Investments	19.5	30,598,689
U.S. Treasury Obligations	12.3	19,331,937
U.S. Government Agency Obligations	10.1	15,826,302
Asset Backed Securities	5.1	8,033,302
Collateralized Mortgage Obligations	4.3	6,777,286
Other Assets In Excess of Liabilities	1.7	2,647,538

NET ASSETS	100.0%	$157,154,466

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — 47.0%
Basic Materials — 0.0%
Praxair, Inc.
1.75%, 11/15/2012	$40,000	$40,867

Communications — 0.3%
AT&T, Inc.
5.88%, 08/15/2012	40,000	43,540
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	75,000	84,666
New Cingular Wireless Services, Inc.
7.88%, 03/01/2011	110,000	112,709
New Cingular Wireless Services, Inc.
8.13%, 05/01/2012	90,000	99,755
Verizon Communications, Inc.
4.35%, 02/15/2013	55,000	59,372
Walt Disney Co. (The)
6.38%, 03/01/2012	55,000	59,141

		459,183

Consumer, Cyclical — 0.1%
McDonald’s Corp.
8.88%, 04/01/2011	35,000	36,210
PACCAR, Inc.
6.38%, 02/15/2012	20,000	21,353
Target Corp.
4.00%, 06/15/2013	45,000	48,682
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	40,000	43,732
Wal-Mart Stores, Inc.
7.25%, 06/01/2013	15,000	17,484

		167,461

Consumer, Non-cyclical — 0.1%
Abbott Laboratories
2.70%, 05/27/2015	15,000	15,870
Baxter International, Inc.
1.80%, 03/15/2013	10,000	10,238
Bottling Group LLC
4.63%, 11/15/2012	10,000	10,760
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	15,000	16,480
Pepsico, Inc.
3.75%, 03/01/2014	40,000	43,528
Procter & Gamble Co. (The)
4.95%, 08/15/2014	55,000	62,778

		159,654

Energy — 0.0%
ConocoPhillips Australia Funding Co.
5.50%, 04/15/2013	50,000	55,452
Shell International Finance BV
1.88%, 03/25/2013	5,000	5,137
Shell International Finance BV
4.00%, 03/21/2014	10,000	10,906

		71,495

Financials — 46.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/2013	30,000	33,217
Bank of America Corp.
0.79%, 09/11/2012 (a)	2,000,000	1,962,882
Bank of America Corp.
5.38%, 09/11/2012	300,000	318,668
Bank of America Corp.
0.62%, 09/15/2014 (a)	2,000,000	1,910,234
Bank of America Corp.
8.00%, 01/30/2018 (b)	2,000,000	2,021,084
Bank of America Corp.
8.13%, 05/15/2018 (b)	3,530,000	3,566,783
Bank of New York Mellon Corp. (The)
4.95%, 11/01/2012	25,000	27,066

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)

Bank of New York Mellon Corp. (The)
4.30%, 05/15/2014	$75,000	$82,283
Barclays Bank PLC
5.20%, 07/10/2014	100,000	111,523
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	90,000	94,438
Berkshire Hathaway Finance Corp.
4.60%, 05/15/2013	85,000	92,769
BlackRock, Inc.
2.25%, 12/10/2012	40,000	41,129
BP Capital Markets PLC
5.25%, 11/07/2013	45,000	49,257
Branch Banking & Trust Co.
4.88%, 01/15/2013	100,000	106,564
Caterpillar Financial Services Corp.
4.70%, 03/15/2012	50,000	52,626
Charles Schwab Corp. (The)
4.95%, 06/01/2014	20,000	22,341
Citigroup Funding, Inc.
2.13%, 07/12/2012	400,000	411,734
Citigroup, Inc.
5.50%, 08/27/2012	200,000	213,894
Citigroup, Inc.
0.42%, 03/07/2014 (a)	2,000,000	1,896,776
Citigroup, Inc.
0.56%, 06/09/2016 (a)	1,000,000	923,137
CME Group, Inc.
5.40%, 08/01/2013	40,000	44,763
CME Group, Inc.
5.75%, 02/15/2014	20,000	22,773
Countrywide Financial Corp.
0.86%, 05/07/2012 (a)	5,700,000	5,624,498
Credit Suisse USA, Inc.
6.13%, 11/15/2011	127,000	134,081
Credit Suisse USA, Inc.
5.13%, 01/15/2014	50,000	55,448
Deutsche Bank AG London
5.38%, 10/12/2012	100,000	108,872
General Electric Capital Corp.
5.00%, 11/15/2011	108,000	112,802
General Electric Capital Corp.
4.15%, 05/15/2012	1,000,000	1,032,188
General Electric Capital Corp.
0.39%, 05/29/2012 (a)	1,400,000	1,382,431
General Electric Capital Corp.
5.45%, 01/15/2013	375,000	408,485
General Electric Capital Corp.
0.41%, 03/20/2013 (a)	4,000,000	3,908,476
General Electric Capital Corp.
0.42%, 06/20/2013 (a)	2,000,000	1,947,382
General Electric Capital Corp.
1.29%, 09/23/2013 (a)	406,000	402,794
General Electric Capital Corp.
0.41%, 12/17/2013 (a)	1,400,000	1,349,779
General Electric Capital Corp.
0.41%, 12/20/2013 (a)	1,575,000	1,519,061
General Electric Capital Corp.
0.42%, 03/20/2014 (a)	4,500,000	4,329,221
General Electric Capital Corp.
5.65%, 06/09/2014	35,000	39,196

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)

General Electric Capital Corp.
0.44%, 09/15/2014 (a)	$1,400,000	$1,340,770
Goldman Sachs Group, Inc. (The)
5.45%, 11/01/2012	200,000	216,188
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/2013	30,000	32,831
Goldman Sachs Group, Inc. (The)
0.79%, 01/12/2015 (a)	1,000,000	957,960
Goldman Sachs Group, Inc. (The)
0.69%, 07/22/2015 (a)	400,000	378,651
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	60,000	62,198
Hartford Life Global Funding Trusts
0.47%, 06/16/2014 (a)	700,000	661,281
HSBC Finance Corp.
6.38%, 10/15/2011	1,000,000	1,050,659
HSBC Finance Corp.
0.64%, 09/14/2012 (a)	2,000,000	1,971,556
HSBC Finance Corp.
0.54%, 01/15/2014 (a)	5,000,000	4,756,165
HSBC Holdings PLC
5.25%, 12/12/2012	225,000	241,248
John Deere Capital Corp.
5.40%, 10/17/2011	50,000	52,421
John Deere Capital Corp.
4.95%, 12/17/2012	15,000	16,291
Morgan Stanley
2.00%, 09/22/2011	200,000	203,125
Morgan Stanley
5.25%, 11/02/2012	250,000	268,987
Morgan Stanley
2.88%, 05/14/2013 (a)	2,000,000	2,049,428
Morgan Stanley
0.74%, 10/18/2016 (a)	2,000,000	1,782,180
National City Bank
0.64%, 12/15/2016 (a)	2,000,000	1,812,686
Northern Trust Corp.
5.50%, 08/15/2013	50,000	56,301
PNC Funding Corp.
0.49%, 01/31/2014 (a)	2,000,000	1,957,434
Protective Life Secured Trusts
5.45%, 09/28/2012	40,000	42,842
Province of Ontario Canada
2.70%, 06/16/2015	40,000	42,103
State Street Corp.
4.30%, 05/30/2014	35,000	38,698
U.S. Bancorp
2.88%, 11/20/2014	60,000	63,022
U.S. Bancorp
3.15%, 03/04/2015	25,000	26,546
US Bank NA
0.57%, 10/14/2014 (a)	1,000,000	984,718
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,084,642
Wachovia Bank NA
0.83%, 11/03/2014 (a)	7,000,000	6,704,579
Wachovia Corp.
2.24%, 05/01/2013 (a)	1,000,000	1,029,334
Wachovia Corp.
5.50%, 05/01/2013	55,000	60,540
Wells Fargo & Co.
3.75%, 10/01/2014	200,000	214,134
Wells Fargo & Co.
7.98%, 03/15/2018 (b)	3,500,000	3,692,500
Wells Fargo Capital XV
9.75%, 09/26/2013 (b)	2,000,000	2,256,200

		72,468,873

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Industrials — 0.1%
Boeing Co. (The)
5.00%, 03/15/2014	$50,000	$56,280
Caterpillar, Inc.
7.00%, 12/15/2013	20,000	23,782
Honeywell International, Inc.
4.25%, 03/01/2013	20,000	21,655
United Technologies Corp.
6.10%, 05/15/2012	20,000	21,676

		123,393

Technology — 0.2%
Electronic Data Systems LLC
6.00%, 08/01/2013	200,000	227,256
International Business Machines Corp.
4.75%, 11/29/2012	70,000	76,069
Oracle Corp.
4.95%, 04/15/2013	49,000	54,032

		357,357

Utilities — 0.1%
Alabama Power Co.
5.80%, 11/15/2013	35,000	39,863
Duke Energy Carolinas LLC
5.75%, 11/15/2013	40,000	45,627
Northern States Power Co.
8.00%, 08/28/2012	5,000	5,639

		91,129

TOTAL CORPORATE BONDS AND NOTES
(Cost $73,404,009)		73,939,412

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Government National Mortgage Association — 0.1%
Series 2008-50, Class NA
5.50%, 03/16/2037	98,187	107,313

Federal National Mortgage Association REMICs — 1.4%
Series 2008-26, Class VJ
5.00%, 03/25/2018	172,627	187,352
Series 2003-92, Class PE
4.50%, 09/25/2018	100,000	110,300
Series 2008-54, Class EA
5.00%, 07/25/2019	66,395	72,470
Series 2005-91, Class DA
4.50%, 10/25/2020	45,765	48,079
Series 2002-91, Class LC
5.00%, 06/25/2022	43,375	45,182
Series 2004-65, Class EJ
5.00%, 05/25/2023	119,543	124,405
Series 2003-80, Class YE
4.00%, 06/25/2023	114,493	120,579
Series 2007-27, Class MQ
5.50%, 04/25/2027	86,439	94,833
Series 2005-59, Class PB
5.50%, 10/25/2028	130,454	133,098
Series 2005-22, Class UC
5.50%, 01/25/2031	156,920	164,160
Series 2003-21, Class PJ
4.50%, 12/25/2031	89,176	93,148
Series 2003-47, Class PD
5.50%, 09/25/2032	140,000	147,755
Series 2006-59, Class DA
6.50%, 12/25/2033	17,607	17,979
Series 2007-24, Class GA
5.50%, 01/25/2034	89,330	92,116
Series 2005-16, Class PE
5.00%, 03/25/2034	100,000	108,712
Series 2005-48, Class AR
5.50%, 02/25/2035	178,102	198,816
Series 2005-68, Class JK
5.25%, 05/25/2035	53,025	53,096
Series 2005-62, Class CQ
4.75%, 07/25/2035	142,261	154,810

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICs — (Continued)

Series 2005-83, Class LA
5.50%, 10/25/2035	$93,098	$104,822
Series 2007-39, Class NA
4.25%, 01/25/2037	87,836	93,285

		2,164,997

Federal Home Loan Mortgage Corporation REMICs — 2.8%
Series 2777, Class VX
5.00%, 04/15/2015	94,999	102,574
Series 2630, Class HB
3.50%, 01/15/2017	137,042	139,199
Series 2542, Class ES
5.00%, 12/15/2017	142,704	153,252
Series 2564, Class HJ
5.00%, 02/15/2018	75,000	81,385
Series 2611, Class UH
4.50%, 05/15/2018	130,000	136,762
Series 2617, Class GR
4.50%, 05/15/2018	125,000	135,035
Series 2627, Class MC
4.50%, 05/15/2018	200,000	218,879
Series 2617, Class TK
4.50%, 06/15/2018	206,321	222,599
Series 2649, Class KA
4.50%, 07/15/2018	187,100	198,714
Series 2677, Class JA
5.00%, 09/15/2018	49,321	50,528
Series 2693, Class PE
4.50%, 10/15/2018	100,000	110,353
Series 2746, Class EG
4.50%, 02/15/2019	125,000	135,749
Series 2780, Class JG
4.50%, 04/15/2019	46,468	48,215
Series 2814, Class GB
5.00%, 06/15/2019	85,358	89,303
Series 3558, Class AW
4.75%, 08/15/2019	95,068	99,561
Series 2729, Class CM
4.50%, 12/15/2020	105,005	107,051
Series 2639, Class UG
4.00%, 03/15/2022	156,801	163,689
Series 2639, Class UH
4.25%, 03/15/2022	134,849	141,202
Series 2542, Class OB
5.00%, 05/15/2022	88,246	91,827
Series 2503, Class JV
5.50%, 05/15/2022	192,758	206,092
Series 2924, Class EH
5.25%, 03/15/2024	118,295	124,460
Series 3087, Class JB
5.50%, 03/15/2024	67,404	70,192
Series 3002, Class YD
4.50%, 07/15/2025	109,800	117,878
Series 3145, Class KB
5.00%, 11/15/2027	170,000	174,925
Series 2980, Class LB
5.50%, 06/15/2028	120,660	121,392
Series 3104, Class QB
5.00%, 01/15/2029	125,000	128,538
Series 2890, Class PC
5.00%, 07/15/2030	80,000	83,748
Series 2691, Class ME
4.50%, 04/15/2032	100,000	108,376
Series 2741, Class GF
5.50%, 05/15/2032	61,442	63,682
Series 2735, Class OG
5.00%, 08/15/2032	105,000	112,922
Series 2764, Class TE
5.00%, 10/15/2032	100,000	109,119
Series 2802, Class OA
4.50%, 12/15/2032	99,158	104,329

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICs — (Continued)

Series 2655, Class QA
5.00%, 02/15/2033	$37,717	$40,543
Series 2827, Class TE
5.00%, 04/15/2033	260,000	284,236
Series 3204, Class MA
5.50%, 02/15/2034	88,386	91,373
Series 2881, Class AE
5.00%, 08/15/2034	125,794	137,294

		4,504,976

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,695,552)		6,777,286

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Bank — 4.2%
1.00%, 12/28/2011	1,950,000	1,966,119
5.31%, 12/28/2012	300,000	331,475
1.13%, 04/15/2013 (c)	2,000,000	2,006,400
1.88%, 06/21/2013	1,300,000	1,346,515
2.63%, 09/13/2013	25,000	26,470
4.88%, 12/13/2013	500,000	564,993
5.38%, 06/13/2014	300,000	348,260

		6,590,232

Federal Home Loan Mortgage Corporation — 3.0%
2.13%, 03/23/2012	1,000,000	1,024,910
1.75%, 06/15/2012	2,000,000	2,045,478
1.00%, 08/28/2012	750,000	758,583
4.13%, 09/27/2013	250,000	275,439
2.50%, 01/07/2014	500,000	528,375

		4,632,785

Federal National Mortgage Association — 2.9%
4.88%, 05/18/2012	500,000	535,014
4.00%, 04/15/2013	1,000,000	1,084,672
1.00%, 09/23/2013	1,000,000	1,011,247
4.13%, 04/15/2014	900,000	1,002,739
5.00%, 12/01/2014
Pool #255598	86,299	89,980
2.38%, 07/28/2015	350,000	367,116
6.00%, 09/01/2019
Pool #735439	50,653	55,033
5.50%, 06/01/2020
Pool #888601	67,355	73,170
5.00%, 05/01/2023
Pool #254762	110,297	117,808
5.50%, 01/01/2024
Pool #AD0471	119,792	130,059
5.00%, 07/01/2024
Pool #255320	55,315	58,998
7.00%, 04/01/2037
Pool #888366	68,707	77,449

		4,603,285

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,590,500)		15,826,302

ASSET BACKED SECURITIES — 5.1%
Ally Auto Receivables Trust
Series 2010-1, Class A3
1.45%, 05/15/2014	25,000	25,283
Ally Auto Receivables Trust
Series 2010-3, Class A4
1.55%, 08/17/2015	38,000	38,225
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class A2
2.26%, 05/15/2012	167,924	168,420
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	16,441	16,451

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)

AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A3
1.66%, 03/17/2014	$15,000	$15,116
AmeriCredit Automobile Receivables Trust
Series 2010-A, Class A3
3.51%, 07/06/2017	255,000	267,655
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.21%, 03/17/2014	104,256	106,953
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4A
4.46%, 07/15/2014	264,000	275,432
Capital One Multi-Asset Execution Trust
Series 2009-A2, Class A
4.85%, 11/15/2013	200,000	201,846
Capital One Multi-Asset Execution Trust
Series 2006-A6, Class A6
5.30%, 02/18/2014	100,000	102,212
CarMax Auto Owner Trust
Series 2007-1, Class A4
5.24%, 06/15/2012	66,946	67,954
CarMax Auto Owner Trust
Series 2007-2, Class A4
5.27%, 11/15/2012	111,002	113,370
CarMax Auto Owner Trust
Series 2008-1, Class A4A
4.79%, 02/15/2013	75,000	77,349
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	93,000	93,199
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 01/15/2016	325,665	331,520
CNH Equipment Trust
Series 2009-C, Class A2
0.95%, 08/15/2012	5,432	5,436
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	40,000	40,445
CNH Equipment Trust
Series 2010-A, Class A3
1.54%, 07/15/2014	60,000	60,782
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	250,000	264,107
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	250,000	255,416
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.96%, 05/15/2013	221,889	226,198
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	121,837	123,769
Ford Credit Auto Owner Trust
Series 2009-E, Class A3
1.51%, 01/15/2014	150,000	151,522
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	350,000	375,736
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200,000	208,851

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)

GE Capital Credit Card Master Note Trust
Series 2009-4, Class A
3.80%, 11/15/2017	$100,000	$108,177
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A3
1.87%, 02/15/2014	300,000	303,050
Harley-Davidson Motorcycle Trust
Series 2009-2, Class A3
2.62%, 03/15/2014	100,000	101,496
Harley-Davidson Motorcycle Trust
Series 2009-1, Class A4
4.55%, 01/15/2017	275,000	291,473
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.22%, 08/15/2011	188	188
Honda Auto Receivables Owner Trust
Series 2010-1, Class A2
0.62%, 02/21/2012	100,000	100,070
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/15/2013	230,000	233,145
Household Automotive Trust
Series 2006-3, Class A4
5.34%, 09/17/2013	76,785	77,736
Hyundai Auto Receivables Trust
Series 2010-A, Class A3
1.50%, 10/15/2014	150,000	152,232
Hyundai Auto Receivables Trust
Series 2008-A, Class A4
5.48%, 11/17/2014	130,000	139,934
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	10,000	10,049
Hyundai Auto Receivables Trust
Series 2009-A, Class A4
3.15%, 03/15/2016	265,000	279,321
John Deere Owner Trust
Series 2009-B, Class A3
1.57%, 10/15/2013	25,000	25,216
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A2
0.83%, 03/15/2012	28,168	28,197
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A3
1.67%, 01/15/2014	300,000	303,844
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	60,000	60,831
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 03/15/2016	235,000	243,731
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A4
4.74%, 08/17/2015	365,000	390,411
Toyota Auto Receivables Owner Trust
Series 2010-B, Class A3
1.04%, 02/18/2014	500,000	503,489
USAA Auto Owner Trust
Series 2008-1, Class A4
4.50%, 10/15/2013	150,000	154,134

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)

USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 02/18/2014	$15,000	$15,134
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 07/15/2015	115,000	119,442
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A3
1.31%, 01/20/2014	150,000	151,328
World Omni Auto Receivables Trust
Series 2009-A, Class A4
5.12%, 05/15/2014	320,000	344,035
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275,000	283,392
TOTAL ASSET BACKED SECURITIES
(Cost $7,990,366)		8,033,302

U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Bills (d) — 0.6%
0.13%, 11/04/2010	1,000,000	999,989

U.S. Treasury Notes — 11.7%
0.38%, 08/31/2012	2,900,000	2,902,265
0.75%, 05/31/2012	750,000	755,278
0.75%, 08/15/2013	655,000	660,424
0.75%, 09/15/2013	2,200,000	2,217,703
0.88%, 01/31/2012	2,060,000	2,075,691
0.88%, 02/29/2012	3,500,000	3,528,585
1.00%, 09/30/2011	300,000	302,109
1.13%, 06/15/2013	1,610,000	1,639,056
1.25%, 08/31/2015	150,000	150,902
1.25%, 09/30/2015	1,600,000	1,607,750
1.38%, 02/15/2012	800,000	811,625
1.38%, 05/15/2013	100,000	102,414
1.50%, 07/15/2012	400,000	408,344
1.75%, 07/31/2015	150,000	154,489
4.00%, 02/15/2015	900,000	1,015,313

		18,331,948

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,194,129)		19,331,937

SHORT-TERM INVESTMENTS — 19.5%
Certificates of Deposit — 0.7%
Barclays Bank PLC NY
0.68%, 12/10/2010 (a)	1,000,000	1,000,304

Commercial Paper (d) — 7.5%
Archer Daniels Midland
0.20%, 11/17/2010	1,000,000	999,911
Coca-Cola
0.20%, 11/23/2010	1,000,000	999,878
Hewlett Packard
0.20%, 12/02/2010	1,200,000	1,199,793
International Business Machines Corp.
0.18%, 11/24/2010	1,000,000	999,885
John Deere
0.22%, 12/03/2010	1,000,000	999,804
Nestle
0.19%, 11/08/2010	1,250,000	1,249,954
TD Bank
0.20%, 11/01/2010	4,350,000	4,350,000
Walt Disney
0.18%, 11/10/2010	1,000,000	999,955

		11,799,180

U.S. Government Agency Issue — 11.3%
Federal Home Loan Bank
0.10%, 11/02/2010	2,000,000	1,999,994
Federal Home Loan Bank
0.17%, 11/12/2010	8,800,000	8,799,556
Federal Home Loan Bank
0.13%, 12/13/2010	2,000,000	1,999,697

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Par
	Value	Value

SHORT-TERM INVESTMENTS — (Continued)
U.S. Government Agency Issue — (Continued)

Federal Home Loan Bank
0.15%, 11/03/2010	$5,000,000	$4,999,958

		17,799,205

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,598,675)		30,598,689

TOTAL INVESTMENTS — 98.3%
(Cost $153,473,231)		154,506,928
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		2,647,538

NET ASSETS — 100.0%		$157,154,466

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2010.
(b)	Fix-to-Float Bond. Rate shown is as of October 31, 2010. Maturity date shown is next call date.
(c)	Step Coupon Bond. Interest rate shown reflects rate at October 31, 2010.
(d)	Rate shown represents the yield at time of purchase.
REMICs	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $153,473,231)	$154,506,928
Cash	5,419,667
Receivable for investments sold	93,451
Dividends and interest receivable	568,204
Prepaid expenses and other assets	24,861

Total assets	160,613,111

Liabilities
Payable for capital shares redeemed	955,000
Payable for investments purchased	2,425,641
Payable to Advisor	19,337
Payable for administration and accounting fees	12,526
Payable for transfer agent fees	11,000
Payable for custodian fees	4,238
Accrued expenses	30,903

Total liabilities	3,458,645

Net Assets	$157,154,466

Net Assets Consisted of:
Paid-in capital	$156,141,449
Accumulated net investment loss	(43,330)
Accumulated net realized gain from investments	22,650
Net unrealized appreciation on investments	1,033,697

Net Assets	$157,154,466

Shares outstanding	15,610,365

Net asset value, offering and redemption price per share	$10.07

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Statement of Operations
For the Six Months Ended October 31, 2010
(Unaudited)

Investment Income
Interest	$1,165,552

Total investment income	1,165,552

Expenses
Advisory fees (Note 2)	361,358
Administration and accounting fees (Note 2)	85,235
Transfer agent fees (Note 2)	28,084
Trustees’ and officers’ fees	21,286
Audit fees	12,116
Custodian fees (Note 2)	12,075
Printing and shareholder reporting fees	5,807
Registration and filing fees	5,604
Legal fees	4,433
Other expenses	3,202

Total expenses before waivers and reimbursements	539,200

Less: waivers and reimbursements (Note 2)	(244,390)

Net expenses after waivers and reimbursements	294,810

Net investment income	870,742

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments	33,512
Net change in unrealized appreciation on investments	966,183

Net realized and unrealized gain from investments	999,695

Net increase in net assets resulting from operations	$1,870,437

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2010	Period Ended
	(Unaudited)	April 30, 2010*

Increase in net assets from operations:
Net investment income	$870,742	$91,920
Net realized gain/(loss) from investments	33,512	(5,994)
Net change in unrealized appreciation from investments	966,183	67,514

Net increase in net assets resulting from operations	1,870,437	153,440

Less Dividends and Distributions to Shareholders:
Net investment income	(914,073)	(96,787)

Net decrease in net assets from dividends and distributions to shareholders	(914,073)	(96,787)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	15,786,658	140,354,791

Total increase in net assets	16,743,022	140,411,444

Net assets
Beginning of period	140,411,444	—

End of period	$157,154,466	$140,411,444

Accumulated net investment income (loss), end of year	$(43,330)	$1

*	The Fund commenced investment operations on February 1, 2010.

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months Ended		For the Period
	October 31, 2010		February 1, 2010*
	(Unaudited)		to April 30, 2010

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00

Net investment income	0.06	(1)	0.01	(1)
Net realized and unrealized gain on investments	0.07	(1)	—	(1)(2)

Net increase in net assets resulting from operations	0.13		0.01

Divdends to shareholders from:
Net investment income	(0.06)		(0.01)

Net asset value, end of period	$10.07		$10.00

Total investment return(3)	1.34	%(4)	0.07	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,154		$140,411
Ratio of expenses to average net assets	0.41	%(5)	0.61	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements	0.75	%(5)	0.92	%(5)
Ratio of net investment income to average net assets	1.20	%(5)	0.42	%(5)
Portfolio turnover rate	16.00	%(4)	9.89	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

PEMBERWICK FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers one class of shares and is not subject to a front-end sales charge.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

PEMBERWICK FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Corporate Bonds and Notes	$73,939,412	$—	$73,939,412	$—
Collateralized Mortgage Obligations	6,777,286	—	6,777,286	—
U.S. Government Agency Obligations	15,826,302	—	15,826,302	—
Asset Backed Securities	8,033,302	—	8,033,302	—
U.S. Treasury Obligations	19,331,937	—	19,331,937	—
Short-Term Investments	30,598,689	—	30,598,689	—

Total Investments	$154,506,928	$—	$154,506,928	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the

PEMBERWICK FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Advisor is paid a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. As of October 31, 2010, investment advisory fees payable to the Advisor were $19,337. For the six months period ended October 31, 2010, the Advisor waived fees of 0.34% totaling $244,390.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting

PEMBERWICK FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended.The remuneration paid to the Trustees by the Fund during the six months period ended October 31, 2010 was $11,003. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

For the six months ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

U.S. Government Securities	$16,944,434	$14,885,777
Other Securities	46,678,041	880,392

4.	Capital Share Transactions

For the periods ended October 31, 2010 and April 30, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended		For the Period
	October 31, 2010		February 1, 2010*
	(Unaudited)		to April 30, 2010
	Shares	Value	Shares	Value

Sales	3,453,881	$34,625,000	15,378,570	$153,735,205
Reinvestments	90,489	907,499	10,336	103,361
Redemptions	(1,973,187)	(19,745,841)	(1,349,724)	(13,483,775)

Net Increase	1,571,183	$15,786,658	14,039,182	$140,354,791

* Commencement of operations.

As of October 31, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Richman Real Estate Investments, Inc. (33%).

PEMBERWICK FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

For the fiscal period ended April 30, 2010, the tax distributions paid by the Fund was $96,787 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2010, there was $1 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of April 30, 2010, the Fund had a capital loss carryforward of $10,862. If not utilized against future capital gains, this capital loss carryforward will expire in 2018.

At October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$153,473,231

Gross unrealized appreciation	$1,186,457
Gross unrealized depreciation	(152,760)

Net unrealized appreciation	$1,033,697

6.	Significant Risks

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are

PEMBERWICK FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PEMBERWICK FUND

Other Information
(Unaudited)

Meeting of Shareholders

On August 26, 2010, the Fund held a Special Meeting of Shareholders (the “Meeting”) to consider a proposal to change the Fund’s industry concentration policy to require the Fund to concentrate its assets in the banking industry (the “Proposal”). All Fund shareholders of record at the close of business on July 14, 2010 were entitled to attend or submit proxies. As of the record date, the Fund had 14,218,666.233 shares outstanding. At the Meeting, shareholders approved the Proposal. The results of the voting were as follows: 14,218,666.233 For; 0 Against, 0 Abstain. The votes cast in favor of the Proposal represented 100% of the shares voted at the Meeting.

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

PEMBERWICK FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 447-4785.

Investment Advisor
Pemberwick Investment Advisors LLC
340 Pemberwick Road
Greenwich, CT 06831

Sub Advisor
J.P. Morgan Investment Management Inc.
245 Park Ave.
New York, NY 10167

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

Pemberwick
Fund

of

FundVantage Trust

SEMI-ANNUAL
REPORT

October 31, 2010
(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund. Shares of the Pemberwick Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

POLEN GROWTH FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Total Returns for the Period Ended October 31, 2010†

Since
Inception*

Institutional Shares	10.00%
S&P 500® Index	5.36%
Russell 1000® Index	7.68%

† Not Annualized.
* The Polen Growth Fund (the “Fund”) commenced operations on September 16, 2010.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratio for Institutional Shares, as stated in the current prospectus, is 1.27% and 1.00%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser, Polen Capital Management (“PCM”), has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for Institutional Shares to 1.00%. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2011, unless the Trust’s Board of Trustees approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 1000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

1

POLEN GROWTH FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from September 16, 2010, through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

POLEN GROWTH FUND

Fund Expense Disclosure
October 31, 2010 (concluded)
(Unaudited)

	Polen Growth Fund — Institutional Shares
		Ending Account Value	Expenses Paid
	Beginning Account Value(1)	October 31, 2010	During Period

Actual*	$1,000.00	$1,100.00	$1.32
Hypothetical (5% return before expenses)**	1,000.00	1,020.10	5.10

(1)	The Fund commenced operations on September 16, 2010. Beginning account value for the Hypothetical is May 1, 2010.
*	Expenses are equal to an annualized expense ratio for the period September 16, 2010 to October 31, 2010 of 1.00% for Institutional Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (46) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of 10.00% for Institutional Shares.
**	Expenses (hypothetical expenses if the Fund had been in existence from 5/1/10) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365.

3

POLEN GROWTH FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Medical Equipment	12.3%	$143,537
Business Services	11.6	136,239
Consumer Discretionary	11.4	133,551
Software	11.0	129,050
Pharmaceuticals	10.8	125,992
Computer Equipment	7.4	86,651
Internet Software & Services	7.3	85,819
Communications Equipment	4.7	54,382
Networking Equipment	4.6	53,924
Transportation	4.6	53,988
Biotechnology	3.0	34,943
Financials	2.0	23,379
Other Assets In Excess of Liabilities	9.3	109,070

NET ASSETS	100.0%	$1,170,525

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

POLEN GROWTH FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 90.7%
Biotechnology — 3.0%
Amgen, Inc.*	611	$34,943

Business Services — 11.6%
Accenture PLC, Class A	1,227	54,859
MasterCard, Inc., Class A	339	81,380

		136,239

Communications Equipment — 4.7%
QUALCOMM, Inc.	1,205	54,382

Computer Equipment — 7.4%
Apple, Inc.*	288	86,651

Consumer Discretionary — 11.4%
Amazon.com, Inc.*	330	54,496
Coach, Inc.	946	47,300
Starbucks Corp.	1,115	31,755

		133,551

Financials — 2.0%
T. Rowe Price Group, Inc.	423	23,379

Internet Software & Services — 7.3%
Google, Inc., Class A*	140	85,819

Medical Equipment — 12.3%
C.R. Bard, Inc.	659	54,776
Varian Medical Systems, Inc.*	1,404	88,761

		143,537

Networking Equipment — 4.6%
Cisco Systems, Inc.*	2,362	53,924

Pharmaceuticals — 10.8%
Abbott Laboratories	958	49,165
Allergan, Inc.	1,061	76,827

		125,992

Software — 11.0%
Microsoft Corp.	2,051	54,639
Oracle Corp.	2,531	74,411

		129,050

Transportation — 4.6%
C.H. Robinson Worldwide, Inc.	766	53,988

TOTAL COMMON STOCKS (Cost $963,908)		1,061,455

TOTAL INVESTMENTS — 90.7% (Cost $963,908)		1,061,455
OTHER ASSETS IN EXCESS OF LIABILITIES — 9.3%		109,070

NET ASSETS — 100.0%		$1,170,525

*	Non income producing.

The accompanying notes are an integral part of the financial statements.

5

POLEN GROWTH FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $963,908)	$1,061,455
Cash	58,962
Receivable for investments sold	43,296
Receivable for capital shares sold	1,704
Dividends and interest receivable	1,297
Receivable from Investment Adviser	15,291
Prepaid expenses and other assets	448

Total assets	1,182,453

Liabilities
Payable for transfer agent fees	3,591
Payable for audit fees	3,547
Payable for legal fees	2,394
Payable for custodian fees	1,088
Payable for Trustees and Officers	611
Accrued expenses	697

Total liabilities	11,928

Net Assets	$1,170,525

Net Assets Consisted of:
Paid-in capital	$1,066,704
Accumulated net investment loss	(89)
Accumulated net realized gain from investments	6,363
Net unrealized appreciation on investments	97,547

Net Assets	$1,170,525

Institutional Shares
Shares outstanding	106,436

Net asset value, offering and redemption price per share ($1,170,525 / 106,436)	$11.00

The accompanying notes are an integral part of the financial statements.

6

POLEN GROWTH FUND

Statement of Operations
For the Period Ended October 31, 2010*
(Unaudited)

Investment Income
Dividends	$1,305

Total investment income	1,305

Expenses
Advisory fees (Note 2)	1,394
Transfer agent fees (Note 2)	3,591
Audit fees	3,547
Legal fees	2,394
Trustees’ and officers’ fees	2,268
Printing and shareholder reporting fees	1,683
Custodian fees (Note 2)	1,088
Administration and accounting fees (Note 2)	512
Registration and filing fees	156
Other expenses	1,446

Total expenses before waivers and reimbursements	18,079

Less: waivers and reimbursements (Note 2)	(16,685)

Net expenses after waivers and reimbursements	1,394

Net investment loss	(89)

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments	6,363
Net change in unrealized appreciation on investments	97,547

Net realized and unrealized gain from investments	103,910

Net increase in net assets resulting from operations	$103,821

*	The Fund commenced investment operations on September 16, 2010.

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Statement of Changes in Net Assets

For the
Period Ended
October 31, 2010*
(Unaudited)

Increase in net assets from operations:
Net investment loss	$(89)
Net realized gain on investments	6,363
Net change in unrealized appreciation from investments	97,547

Net increase in net assets resulting from operations	103,821

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,066,704

Total increase in net assets	1,170,525

Net assets
Beginning of period	—

End of period	$1,170,525

Accumulated net investment loss, end of period	$(89)

*	The Fund commenced investment operations on September 16, 2010.

The accompanying notes are an integral part of the financial statements.

8

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Shares
	For the Period
	September 16, 2010*
	to October 31, 2010
	(Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income	—	(1)
Net realized and unrealized gain on investments	1.00

Net increase in net assets resulting from operations	1.00

Net asset value, end of period	$11.00

Total investment return(2)	10.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,171
Ratio of expenses to average net assets	1.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements	12.97	%(3)
Ratio of net investment (loss) to average net assets	(0.06	)%(3)
Portfolio turnover rate	9.20	%(4)

*	Commencement of operations.
(1)	Amount is less than $0.01 per share.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

POLEN GROWTH FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Polen Growth Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 16, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers two separate classes of shares, Retail Class and Institutional Class. As of October 31, 2010, the Retail Class had not been issued.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interst rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

POLEN GROWTH FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Investments in Securities*	$1,061,455	$1,061,455	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

11

POLEN GROWTH FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Polen Capital Management, LLC (“PCM” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. PCM has contractually agreed to a reduction of its advisory fee and/or reimbursement of the Fund’s operating expenses in order to limit the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.00% of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2011, unless the Board of Trustees approves its earlier termination.

For the period ended October 31, 2010, investment advisory fees accrued and waived were $1,394 and fees reimbursed by the Adviser were $15,291. At October 31, 2010, $15,291 was due from the Adviser for reimbursement of other expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

12

POLEN GROWTH FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

The Trust and the Underwriter are parties to an underwriting agreement effective July 1, 2010. The Trust has adopted a distribution plan for Retail Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Retail Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Retail Shares. As of October 31, 2010, the Fund’s Retail Shares had not been offered.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the period ended October 31, 2010 was $20. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

From the commencement of operations on September 16, 2010 to October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

Investment Securities	$1,054,717	$97,173

4.	Capital Share Transactions

For the period ended transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	October 31, 2010
	(Unaudited)
	Shares	Value

Sales	106,436	$1,066,704

Net Increase	106,436	$1,066,704

As of October 31, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: David M. Polen Trustee for David M. Polen Living Trust (94%).

5.	Federal Tax Information

As of October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$963,908

Gross unrealized appreciation	$97,765
Gross unrealized depreciation	(218)

Net unrealized appreciation	$97,547

13

POLEN GROWTH FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

6.	New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

POLEN GROWTH FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement with Polen Capital Management, LLC.

At a meeting held on March 26, 2010, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), unanimously approved an advisory agreement between Polen Capital Management, LLC (“Polen” or “Adviser”) and FundVantage Trust on behalf of the Polen Growth Fund (the “Trust”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by Polen in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Polen provided regarding (i) services to be performed for the Polen Growth Fund, (ii) the size and qualifications of Polen’s portfolio management team, (iii) any potential or actual material conflicts of interests which may arise in connection with a portfolio manager’s management of the Polen Growth Fund, (iv) how Polen will manage the Polen Growth Fund including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information for a similarly managed account, (vi) brokerage selection procedures, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Growth Fund and (ix) compliance with federal securities laws and other regulatory requirements. Polen also provided its Code of Ethics and proxy voting policies and procedures for the Trustees’ review and consideration.

The Trustees reviewed a historical performance chart and peer comparative rankings included in the Polen materials and discussed the performance of Polen’s similarly managed account for the trailing periods ending December 31, 2009 since inception.

Polen provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the Polen Growth Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees to be received from the Polen Growth Fund and any other ancillary benefit resulting from Polen’s relationship with the Polen Growth Fund. The Trustees also considered the structure of and the method used to determine the compensation received by a portfolio manager and Polen’s

15

POLEN GROWTH FUND

Other Information (Continued)
(Unaudited)

most recent financial statements. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Polen Growth Fund versus other similarly managed funds.

The Trustees reviewed the services to be provided to the Polen Growth Fund by Polen and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and the Polen Growth Fund is likely to benefit from the provision of those services. They also concluded that Polen has sufficient personnel, with the appropriate education and experience, to serve the Polen Growth Fund effectively.

The Trustees considered the costs and services to be provided by Polen, the proposed compensation and expected benefits received by Polen in providing services to the Polen Growth Fund, as well as Polen’s anticipated profitability. The Trustees concluded that Polen’s anticipated fees derived from its relationship with the Trust in light of the Polen Growth Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Polen Growth Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Growth Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Polen Growth Fund for the benefit of fund shareholders.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by Polen. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Agreement would be in the best interests of the Polen Growth Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.

16

POLEN GROWTH FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 678-6024.

17

Investment Adviser
Polen Capital Management, LLC
2700 N. Military Trail
Suite 230
Boca Raton, FL, 33431

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

Polen Growth Fund

of

FundVantage Trust

Institutional Class Shares

Semi-Annual Report

October 31, 2010

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund. Shares of the Polen Growth Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report
October 31, 2010
(Unaudited)

Dear Fellow Shareholder:

During the mid-year market correction we believed that many stocks were being pushed to valuation levels approaching, or in some instances exceeding, the lows of the market bottom back in March of 2009. It is gratifying that the validity of our analysis was corroborated by the strong absolute performance achieved during the past two months. We also observed that conditions seemed conducive for an uptick in corporate merger and acquisition activity. Recent merger and acquisition activity has corroborated and reinforced this thesis.

Commentators have noted that creditworthy corporations, and larger private equity firms, have access to debt capital that is remarkably inexpensive when compared to historical norms. As recently announced deals attest, market conditions have resulted in a panoply of attractive merger candidates. More significantly, however, we believe that a more profound and strategic catalyst is rippling through the technology sector.

High speed Internet access has enabled the delivery of software as a service (SaaS). Under this model, the bulk of the software application, data storage and computational activities can take place in a centralized data center (known as the “cloud”) with output that is streamed via the Internet to the end user. This paradigm has the potential to redefine hardware requirements for personal computers and threaten the traditional architecture and ecosystem that has sustained the Microsoft Windows and Intel (WinTel) community for the last twenty years. As seen by Intel’s acquisition of McAfee, and HP’s acquisitions of Palm and 3Par, this is likely to provoke both an acceleration of strategic merger activity and continued industry-wide consolidation. So despite stock market volatility and other economic uncertainties, we believe there is profound opportunity for wealth creation within the technology sector.

The Fund’s two largest equity holdings should specifically benefit from this trend. CA Technologies has traditionally provided the software tools necessary to deploy, monitor, provision and maintain software applications operating in a multi-vendor (known in the industry as “heterogeneous”) data center environment. Incrementally repositioning itself over the last several years (including through a number of strategic acquisitions), we believe that CA Technologies is now in an enhanced position to bring its historic core competency of providing functional, scalable and reliable centralized computing environments to the cloud model. Symantec, known to most for its Norton AntiVirus products, actually garners a larger portion of its revenue from software tools that secure, store, backup and protect corporate data. Such products are critical enabling technologies for corporations seeking to rely on the public or private cloud to exchange essential and proprietary information. The stock has lagged this year, largely due to Wall Street concerns over the price Symantec paid for a major acquisition. The acquired company produces “certificates”: digital codes used to ensure the encryption of data over the Internet. We believe that the acquisition was in fact prescient in allowing Symantec to effectively solidify its role in enabling and securing both cloud-based deployments and more traditional Internet transactions.

Both companies represent long duration, durable business franchises with strong and predictable free cash flow generation. We believe that their important participation in the cloud computing phenomenon is likely to catalyze either investor interest or that of a strategic acquirer. In addition, we have a significant pipeline of research ideas in this space and expect that ongoing market volatility will enable us to selectively add new holdings as they fall within our investment parameters.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)
October 31, 2010
(Unaudited)

Implicit in our prior comment is the suggestion that the equity markets are unlikely to continue their persistent march upward without pause or correction. In recent months, stocks have proven the old investment maxim that “markets climb a wall of worry.” Such has been the case as equities recovered from the mid-year panic provoked by the fiscal crisis in Greece. We believe it useful to present some of the significant macroeconomic issues that we consider most relevant to the equity markets.

Clearly, first and foremost is the widely expected announcement that the Federal Reserve will again engage in “quantitative easing.” In our view, this process can be called by another name — counterfeiting. Simply put, the Fed will create money via the printing press and use this newly manufactured currency to purchase securities in the open market, with the intent of reducing interest rates and the hope of stimulating the sluggish U.S. economy.

Beyond amorphous psychological benefits, we do not see particular merit to this approach. In our opinion, the rate of interest is not restraining the U.S. economy. Large creditworthy corporations can borrow money on an extraordinarily attractive basis whereas many smaller companies, most entrepreneurs looking to start a business, and cash strapped consumers have failed to benefit from the Fed’s largesse. Not to be trite, but it appears that funds are readily available to those who do not need them but come at a dear price, or not at all, for those who would benefit most. To our mind, the inequality of capital availability will remain a significant headwind for the U.S. economy.

It also is important to recognize that the current controversy involving faults and flaws in the bank loan foreclosure process further exacerbates this problem. Banks that are unable to resolve their non-performing assets will react to this incremental threat by reducing business risk, which translates directly into diminished credit availability.

Mid-term congressional elections also pose an interesting dynamic for the market. With outcomes that currently are unknowable, our operating hypothesis is that beyond tax policy there is little that will come out of Washington in the near term that will materially alter domestic economic or monetary conditions. Short-term interest rates will remain near zero, but credit availability will continue to be constrained for enterprises and individuals below the top quartile of creditworthiness. Although we hope that the Fed’s pending quantitative easing will substantially bolster the economic recovery, we believe instead that its principal outcome will be further weakness in the dollar.

From an investment standpoint, we believe that our technology and medical device/supply holdings in particular benefit from a declining dollar. While this investment strategy is consistent with both the explicit and implicit policy of the U.S. government, it is important to recognize that currency volatility in the past has, and undoubtedly in the future will have, implications for the quarter to quarter performance of the Fund. Our investment performance through the middle part of the year was materially impacted by market concerns over a rapidly appreciating dollar. Conversely, the strong recovery by our technology holdings in recent months was enhanced by recent dollar declines and mitigation of this investment concern.

The prior discussion has touched only briefly on some of the broad economic challenges facing the economy. A more fulsome discussion would consider intractable levels of unemployment; worrisome debt levels for the consumer and state and local governments; the ongoing political and economic advancement of China; and the prospect of a global trade war arriving via a cycle of competitive currency devaluation.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)
October 31, 2010
(Unaudited)

These are challenging times and the road ahead is both unclear and pockmarked with potholes. That much is obvious. What is less obvious is how fear of the unknown has translated into undervaluation within specific equities.

We began this letter with a discussion of cloud computing, not to introduce jargon or technological hyperbole but to drive home a specific point: market myopia, be it with currency movements, quarterly earnings per share or the vagaries of the political firmament, creates powerful investment opportunities when one’s investment process is predicated on valuation discipline and in-depth research.

We believe that profound investment opportunities exist in the marketplace today. Myriad macroeconomic concerns have pushed investors away from equities to the perceived safe harbor of fixed income. With yields at record lows, we believe that bonds, particularly those of longer duration, are actually risky investments that are unlikely to earn a return above inflation. Despite fortress balance sheets, strong free cash flows and steady earnings progress, we are consistently finding companies trading near historical valuation lows. We strongly believe that this dichotomy will resolve itself in favor of the undervalued equity.

We appreciate your support,

Private Capital Management

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2010 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Total Returns for the Period Ended October 31, 2010†

	Since
	Inception

Class A Shares (without sales charge)*	3.96%
Class A Shares (with sales charge)*	-1.22%
Class I Shares**	5.00%
S&P 500 Index	9.48	%***
Russell 2000 Index	6.87	%***

†	Not Annualized.
*	Class A Shares of the Private Capital Management Value Fund (the “Fund”) commenced operations on October 7, 2010.
**	Class I Shares of the Fund commenced operations on June 1, 2010.
***	Benchmark performance is from the inception date of the Fund (June 1, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.00% sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.85% and 1.25%, respectively, for Class A Shares and 1.60% and 1.00%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, L.P., (the “Adviser) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for Class A Shares and Class I Shares to 1.25% and 1.00%, respectively. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2013, unless the Trust’s Board of Trustees approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is non-diversified and may invest in a larger portion of its assets in the securities of a single issuer than a more diversified fund causing its value to fluctuate more widely. The fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Class A Shares example is based on an investment of $1,000 invested at the beginning of the period from October 7, 2010 (date of commencement of operations) through October 31, 2010 and held for the entire period.

The Class I Shares example is based on an investment of $1,000 invested at the beginning of the period from June 1, 2010 (date of commencement of operations) through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Continued)
October 31, 2010
(Unaudited)

	Private Capital Management Value Fund
		Ending Account Value	Expenses Paid
	Beginning Account Value(1)	October 31, 2010	During Period

Class A Shares*
Actual	$1,000.00	$1,039.60	$0.84
Hypothetical (5% return before expenses)**	1,000.00	1,018.82	6.38
Class I Shares***
Actual	$1,000.00	$1,050.00	$4.30
Hypothetical (5% return before expenses)**	1,000.00	1,020.10	5.10

(1)	The Fund commenced operations on October 7, 2010 for Class A Shares and June 1, 2010 for Class I Shares. Beginning account value for the Hypothetical is May 1, 2010.
*	Expenses are equal to an annualized expense ratio for the period October 7, 2010 to October 31, 2010 of 1.25% for Class A Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (24), then divided by 365 to reflect the period. The Fund’s ending account value on the first line of the table is based on the actual total return since inception for the Fund of 3.96% for Class A Shares.
**	Expenses (hypothetical expenses if the Fund had been in existence from 5/1/10) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365.
***	Expenses are equal to an annualized expense ratio for the period June 1, 2010 to October 31, 2010 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (153), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual total return since inception for the Fund of 5.00% for Class I Shares.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Information Technology	36.8%	$10,604,011
Financials	14.6	4,199,612
Health Care	14.5	4,177,910
Consumer Discretionary	10.6	3,045,945
Industrials	6.5	1,879,724
Energy	5.4	1,560,851
Materials	2.3	672,665
Telecommunication Services	1.9	551,256
Consumer Staples	1.6	472,633
Utilities	1.2	330,794
Other Assets In Excess of Liabilities	4.6	1,338,332

NET ASSETS	100.0%	$28,833,733

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.4%
Consumer Discretionary — 10.6%
AutoNation, Inc.*	30,400	$705,888
Dover Downs Gaming & Entertainment, Inc.	141,842	493,610
Eastman Kodak Co.*	62,900	296,259
H&R Block, Inc.	20,525	241,990
International Game Technology	47,300	737,407
John Wiley & Sons, Inc.	13,225	570,791

		3,045,945

Consumer Staples — 1.6%
Wal-Mart Stores, Inc.	8,725	472,633

Energy — 5.4%
Golar LNG Energy, Ltd.*	3,636	6,617
Golar LNG, Ltd.	25,450	337,467
Noble Corp. (Switzerland)	7,900	272,787
Swift Energy Co.*	10,000	318,500
Ultra Petroleum Corp.*	15,200	625,480

		1,560,851

Financials — 14.6%
AGF Management, Ltd.	7,700	125,100
Bank of Hawaii Corp.	14,400	621,936
Dundee Corp., Class A*	39,600	590,176
Ezcorp, Inc., Class A*	27,600	592,848
First American Financial Corp.	25,250	354,510
Northern Trust Corp.	10,925	542,208
Oppenheimer Holdings, Inc., Class A	14,000	356,300
Raymond James Financial, Inc.	14,500	409,190
Suffolk Bancorp	15,960	413,364
Willis Group Holdings PLC (Ireland)	6,100	193,980

		4,199,612

Health Care — 14.5%
Alere, Inc.*	18,525	547,414
Covidien PLC (Ireland)	16,000	637,920
Health Management Associates, Inc., Class A*	96,900	776,169
Universal Health Services, Inc., Class B	24,975	1,030,718
Valeant Pharmaceuticals International, Inc.	26,750	738,567
Zimmer Holdings, Inc.*	9,425	447,122

		4,177,910

Industrials — 6.5%
Consolidated Graphics Inc.*	3,525	164,089
Mine Safety Appliances Co.	24,050	677,248
Triumph Group, Inc.	10,330	863,485
UTI Worldwide, Inc.	9,100	174,902

		1,879,724

Information Technology — 36.8%
Avid Technology, Inc.*	2,800	35,336
CA, Inc.	74,400	1,726,824
CoreLogic, Inc.	13,600	238,952
Cymer, Inc.*	9,100	336,245
Electro Rent Corp.	22,180	329,595
Hewlett-Packard Co.	24,950	1,049,397
Imation Corp.*	27,840	271,162
Mentor Graphics Corp.*	70,200	758,160
Motorola, Inc.*	144,800	1,180,120
Novellus Systems, Inc.*	33,300	972,693
Progress Software Corp.*	12,600	470,862
QUALCOMM, Inc.	18,180	820,463
Quantum Corp.*	295,400	998,452
Symantec Corp.*	87,500	1,415,750

		10,604,011

Materials — 2.3%
Pope Resources LP	21,650	672,665

Telecommunication Services — 1.9%
Sprint Nextel Corp.*	133,800	551,256

The accompanying notes are an integral part of the financial statements.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Continued)
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)

Utilities — 1.2%
Black Hills Corp.	6,100	$194,224
National Fuel Gas Co.	2,475	136,570

		330,794

TOTAL COMMON STOCKS (Cost $25,868,200)		27,495,401

TOTAL INVESTMENTS — 95.4% (Cost $25,868,200)		27,495,401
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		1,338,332

NET ASSETS — 100.0%		$28,833,733

*	Non income producing.

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $25,868,200)	$27,495,401
Cash	1,517,650
Receivable for investments sold	261,055
Receivable for capital shares sold	2,099
Dividends and interest receivable	3,506
Receivable from Investment Adviser	17,491
Prepaid expenses and other assets	25,221

Total assets	29,322,423

Liabilities
Payable for capital shares redeemed	440,546
Payable for transfer agent fees	13,265
Payable for administration and accounting fees	8,247
Payable for custodian fees	3,654
Payable for Trustees and Officers	966
Payable for distribution fees	5
Accrued expenses	22,007

Total liabilities	488,690

Net Assets	$28,833,733

Net Assets Consisted of:
Paid-in capital	$27,219,279
Accumulated net investment income	373
Accumulated net realized loss from investments	(13,120)
Net unrealized appreciation on investments	1,627,201

Net Assets	$28,833,733

Class A:
Net asset value, offering and redemption price per share ($36,256 / 3,452)	$10.50

Maximum offering price per share (100/95 of $10.50)	$11.05

Class I:
Net asset value, offering and redemption price per share ($28,797,477 / 2,742,653)	$10.50

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations
For the Period Ended October 31, 2010*
(Unaudited)

Investment Income
Dividends	$110,126
Less: foreign taxes withheld	(1,263)
Interest	313

Total investment income	109,176

Expenses
Advisory fees (Note 2)	97,926
Administration and accounting fees (Note 2)	33,154
Transfer agent fees (Note 2)	22,770
Registration and filing fees	18,886
Audit fees	8,661
Custodian fees (Note 2)	8,580
Trustees’ and officers’ fees	8,525
Legal fees	8,113
Printing and shareholder reporting fees	4,600
Distribution fees (Class A) (Note 2)	5
Other expenses	5,437

Total expenses before waivers and reimbursements	216,657

Less: waivers and reimbursements (Note 2)	(107,854)

Net expenses after waivers and reimbursements	108,803

Net investment income	373

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments	(13,120)
Net change in unrealized appreciation on investments	1,627,201

Net realized and unrealized gain from investments	1,614,081

Net increase in net assets resulting from operations	$1,614,454

*	The Fund commenced investment operations on June 1, 2010.

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Changes in Net Assets

For the
Period Ended
October 31, 2010*
(Unaudited)

Increase in net assets from operations:
Net investment income	$373
Net realized loss from investments	(13,120)
Net change in unrealized appreciation on investments	1,627,201

Net increase in net assets resulting from operations	1,614,454

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	27,219,279

Total increase in net assets	28,833,733

Net assets
Beginning of period	—

End of period	$28,833,733

Accumulated net investment income, end of period	$373

*	The Fund commenced investment operations on June 1, 2010.

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period
	October 7, 2010*
	to October 31, 2010
	(Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.10

Net investment loss	(0.01	)(1)
Net realized and unrealized gain on investments	0.41	(1)

Net increase in net assets resulting from operations	0.40

Net asset value, end of period	$10.50

Total investment return(2)	3.96	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36
Ratio of expenses to average net assets	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements	2.24	%(4)
Ratio of net investment (loss) to average net assets	(1.25	)%(4)
Portfolio turnover rate	8.53	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period
	June 1, 2010*
	to October 31, 2010
	(Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income	—	(1)(2)
Net realized and unrealized gain on investments	0.50	(1)

Net increase in net assets resulting from operations	0.50

Net asset value, end of period	$10.50

Total investment return(3)	5.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,797
Ratio of expenses to average net assets	1.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.99	%(5)
Ratio of net investment income to average net assets	—	%(5)(6)
Portfolio turnover rate	8.53	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than 0.01%.

The accompanying notes are an integral part of the financial statements.

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on June 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of October 31, 2010, Class C and Class R Shares had not been issued.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities,

interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Investments in Securities*	$27,495,401	$27,495,401	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Private Capital Management, L.P. (“Private Capital” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. Private Capital has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions exceed 1.25% and 1.00% of the average daily net assets of the Fund (the “Expense Limitation”) for Class A and Class I Shares, respectively. The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. As of October 31, 2010, the amount of potential recovery was as follows:

Expiration
April 30, 2014

$107,854

For the period ended October 31, 2010, investment advisory fees accrued and waived were $97,926 and fees reimbursed by the Adviser were $9,928. At October 31, 2010, $17,491 was due from the Adviser for reimbursement of other expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement effective July 1, 2010. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended.The remuneration paid to the Trustees by the Fund during the period ended October 31, 2010 was $1,551. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

From the commencement of operations on June 1, 2010 to October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

Investment Securities	$28,006,356	$2,125,035

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

4.	Capital Share Transactions

For the period ended transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	October 31, 2010
	(Unaudited)
	Shares	Value

Class A Shares*
Sales	3,452	$35,000

Net Increase	3,452	$35,000

Class I Shares**
Sales	2,897,692	$28,677,895
Redemptions	(155,039)	(1,493,616)

Net Increase	2,742,653	$27,184,279

*	Class A Shares commenced operations on October 7, 2010.
**	Class I Shares commenced operations on June 6, 2010.

As of October 31, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Customers (100%).

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$25,868,200

Gross unrealized appreciation	$2,695,811
Gross unrealized depreciation	(1,068,610)

Net unrealized appreciation	$1,627,201

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

6.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement with Private Capital Management, L.P.

At a meeting held on December 11, 2009, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), unanimously approved an advisory agreement between Private Capital Management L.P. (“PCM” or “Adviser”) and FundVantage Trust (the “Trust”) on behalf of the Private Capital Management Value Fund (“PCM Value Fund”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by PCM in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that PCM provided regarding (i) proposed services to be performed for the Trust and the PCM Value Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the PCM Value Fund, (iv) investment performance of similarly managed accounts, if available, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the PCM Value Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Value Fund, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies.

The Trustees reviewed the performance of a corporate defined contribution plan that PCM has managed and PCM’s Commission Fee Account Total Return Composite and noted both had outperformed the S&P 500 Index for the year-to-date through September 30, 2009 period, the trailing ten-year period and the since inception period beginning in 1987.

PCM provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the PCM Value Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees to be received from the PCM Value Fund and any other ancillary benefit resulting from PCM’s relationship with the PCM Value Fund. The Trustees also considered the structure of and the method used to determine the compensation received by a portfolio manager and PCM’s most recent

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)
(Unaudited)

financial statements. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Value Fund versus other similarly managed funds.

The Trustees reviewed the services to be provided to the PCM Value Fund by PCM and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and the PCM Value Fund is likely to benefit from the provision of those services. They also concluded that PCM has sufficient personnel, with the appropriate education and experience, to serve the PCM Value Fund effectively.

The Trustees considered the costs and services to be provided by PCM, the proposed compensation and expected benefits received by PCM in providing services to the PCM Value Fund, as well as PCM’s anticipated profitability. The Trustees concluded that PCM’s anticipated fees derived from its relationship with the Trust in light of the PCM Value Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the PCM Value Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by PCM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Value Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the PCM Value Fund for the benefit of fund shareholders.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by PCM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Agreement would be in the best interests of the PCM Value Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 568-1267.

23

Investment Adviser
Private Capital Management, L.P.
8889 Pelican Bay Boulevard
Suite 500
Naples, FL 34108

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

PRIVATE CAPITAL
MANAGEMENT
VALUE FUND

of

FundVantage Trust

Class A Shares
Class I Shares

SEMI-ANNUAL REPORT
October 31, 2010
(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. Shares of the Private Capital Management Value Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Advisor’s Report
October 31, 2010
(Unaudited)

Dear WHV International Equity Fund Shareholder:

The National Bureau of Economic Research, a body of economists that determines the inflection points of economic cycles, announced that the 2007-2009 recession ended in June of 2009. The eighteen month economic downturn was the longest in the post World War II period and exceeded the sixteen month recessions of the early 1970s and 1980s. In the United States, the peak to trough contraction in Gross Domestic Product (GDP), the total output of goods and services, was also a postwar record of minus 4.1 percent. In the 1973-1975 recession the economy shrank 3.2 percent and 2.6 percent in the 1981-1982 downturn.

Globally, the world economy continues its recovery. The International Monetary Fund’s most recent projections (October, 2010) forecast global GDP to expand by 4.8% in 2010 and 4.2% in 2011. The world’s advanced economies are predicted to grow at 2.7%, and 2.2% respectively. In startling contrast to these estimates for the developed world are the forecasts for emerging and developing economies that are expected to expand at rates of 7.1% and 6.4%, respectively in 2010 and 2011. GDP growth among these economies will be led by those in Asia that are expected to expand significantly in 2010, 9.4%, and 2011, 8.4%.

The investment philosophy for the WHV International Equity Fund is focused on the identification of long-term secular trends. These “Supercycle” trends dominate the market and can persist for seven to twenty-five years. The strategy is committed to the early identification and long term investment in the sectors, and leading growth oriented companies therein, that should capitalize on these trends.

The growth in Asian emerging and developing economies will be driven by the continuation of “Second Great Industrial Revolution”. The major distinction between the First Industrial Revolution of the highly developed countries and the so called Second Industrial Revolution of the emerging market countries is the massive difference in population. The highly developed countries have an aggregate population of approximately 1 billion people while the emerging market countries have an astonishing 5.7 billion people.

Industrialization also encourages urbanization as farmers migrate to the cities in search of higher paying manufacturing and construction jobs. It has been estimated that 600 million emerging market country citizens will migrate from the farms to the cities over the next two decades. Urbanization creates the need to build new infrastructure to support the greatest mass human migration in history.

A fundamental characteristic of industrialization and urbanization is that it is highly energy and natural resource intensive as countries construct manufacturing plants, high rise apartments and commercial buildings, roads and highways, railway networks, airports, seaports, metro transit systems, power stations, dams, transmission systems and water treatment facilities. It has been the Fund’s strategy to focus on the energy, natural resource and industrial sectors as they should be prime beneficiaries of this global industrial renaissance.

In the up and down market environment that has characterized 2010, the WHV International Equity Fund has realized a 5.98% (I share), and 5.75% (A share), return during the current year to date period ending October 31, 2010. This is compared to the overall international equity market, as defined by the MSCI EAFE Index, appreciating 5.13% for the same period. The Fund’s outperformance for the period was attributable to its focused investments in the materials sector.

1

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Advisor’s Report (Concluded)
October 31, 2010
(Unaudited)

WHV would like to thank you for your investment in the Fund and we look forward to communicating with you in the future.

Sincerely,

Wentworth, Hauser and Violich & Hirayama Investments, LLC (sub-advisor)

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2010 and reflects the views of the investment adviser and sub-adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

2

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report
October 31, 2010
(Unaudited)

Average Annual Total Returns for the Period Ended October 31, 2010

			Since
	Six Months*	1 Year	Inception

Class A Shares (without sales charge)**	5.34%	14.31%	19.03%
Class A Shares (with sales charge)**	-0.74%	7.74%	13.53%
Class I Shares***	5.45%	14.56%	41.16%
MSCI EAFE Index	5.98%	8.81%	20.16	%****

*	Not Annualized.
**	Class A Shares of the WHV International Equity Fund (the “Fund”) commenced operations on July 31, 2009.
***	Class I Shares of the Fund commenced operations on December 19, 2008.
****	Benchmark performance is from the inception date of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685 (WHV-INTL). The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 2.32% and 1.50%, respectively, for Class A Shares and 2.50% and 1.25%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus and may differ from the actual expenses incurred by the Fund for the period covered by this report. Wentworth, Hauser and Violich, Inc, (the “Adviser) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for Class A Shares and Class I Shares to 1.50% and 1.25%, respectively. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2013, unless the Trust’s Board of Trustees approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index (Europe, Australasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of October 2010, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Because the Fund invests in international securities, it is subject to the additional risk of investing in foreign markets as well as the risk of losses caused by changes in foreign currency exchange rates. The Fund may also invest in securities of companies operating in emerging market countries. Securities of such companies may be more volatile than securities of companies operating in more developed markets and therefore may involve additional risks.

3

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure
October 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2010, through October 31, 2010 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	WHV International Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2010	October 31, 2010	During Period*

Class A Shares
Actual	$1,000.00	$1,053.40	$7.76
Hypothetical (5% return before expenses)	1,000.00	1,017.55	7.66
Class I Shares
Actual	$1,000.00	$1,054.50	$6.47
Hypothetical (5% return before expenses)	1,000.00	1,018.82	6.38

4

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure (Continued)
October 31, 2010
(Unaudited)

*	Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2010 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in each table are based on the actual six month total returns for the Fund of 5.34% and 5.45% for Class A and Class I Shares, respectively.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio Holdings Summary Table
October 31, 2010
(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value

COMMON STOCKS:
Energy Equipment & Services	27.1%	$38,900,942
Metals & Mining	13.7	19,733,154
Chemicals	10.2	14,730,775
Oil,Gas & Consumable Fuels	9.6	13,864,814
Road & Rail	7.8	11,224,341
Food Products	6.8	9,757,593
Machinery	2.7	3,876,163
Electrical Equipment	2.7	3,849,987
Insurance	2.3	3,288,746
Tobacco	2.3	3,280,558
Beverages	2.1	3,061,750
Pharmaceuticals	2.1	2,989,061
Real Estate Management & Development	1.3	1,854,082
Capital Markets	0.9	1,285,606
Aerospace & Defense	0.8	1,174,435
Multi-Utilities	0.6	892,411
Other Assets In Excess of Liabilities	7.0	10,068,209

NET ASSETS	100.0%	$143,832,627

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 93.0%
Australia — 5.3%
BHP Billiton Ltd., SP ADR	92,655	$7,652,376

Bermuda — 5.9%
Bunge Ltd.	38,365	2,304,586
Nabors Industries Ltd.*	218,460	4,565,814
PartnerRe Ltd.	19,805	1,570,933

		8,441,333

Brazil — 5.7%
Petroleo Brasileiro SA, ADR	48,260	1,646,631
Vale SA, SP ADR	203,790	6,549,811

		8,196,442

Canada — 26.8%
Agrium, Inc.	54,800	4,850,348
Brookfield Asset Management, Inc., Class A	62,385	1,854,082
Canadian National Railway Co.	83,045	5,379,655
Canadian Natural Resources Ltd.	130,700	4,766,629
Canadian Pacific Railway Ltd.	89,725	5,844,686
Ensign Energy Services, Inc.	10	124
Manulife Financial Corp.	57,080	724,916
Potash Corp. of Saskatchewan, Inc.	52,760	7,654,948
Suncor Energy, Inc.	166,700	5,336,067
Talisman Energy, Inc.	116,620	2,115,487

		38,526,942

France — 0.7%
AXA SA, SP ADR	54,465	992,897

Germany — 1.9%
BASF SE, SP ADR	26,505	1,926,914
RWE AG, SP ADR	12,490	892,411

		2,819,325

Ireland — 5.4%
Cooper Industries PLC	73,445	3,849,987
Ingersoll-Rand PLC	98,605	3,876,163

		7,726,150

Luxemburg — 3.3%
Tenaris SA, ADR	115,245	4,774,600

Netherlands — 5.5%
Core Laboratories NV	68,675	5,340,855
Unilever NV, NY Shares	85,600	2,541,464

		7,882,319

Netherlands Antilles — 4.3%
Schlumberger Ltd.	88,670	6,197,146

Norway — 0.2%
Yara International ASA, ADR	5,660	298,565

Switzerland — 18.9%
Nestle SA, SP ADR	89,545	4,911,543
Noble Corp.	187,730	6,482,317
Novartis AG, ADR	51,580	2,989,061
Transocean Ltd.*	90,435	5,729,962
UBS AG*	75,535	1,285,606
Weatherford International Ltd.*	345,635	5,810,124

		27,208,613

United Kingdom — 9.1%
BAE Systems PLC, SP ADR	53,190	1,174,435
British American Tobacco PLC, SP ADR	43,035	3,280,558

The accompanying notes are an integral part of the financial statements.

7

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)
October 31, 2010
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)

Diageo PLC, SP ADR	41,375	$3,061,750
Rio Tinto PLC, SP ADR	84,935	5,530,967

		13,047,710

TOTAL COMMON STOCKS
(Cost $121,178,842)		133,764,418

TOTAL INVESTMENTS — 93.0%
(Cost $121,178,842)		133,764,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 7.0%		10,068,209

NET ASSETS — 100.0%		$143,832,627

*	Non income producing.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

8

WHV INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities
October 31, 2010
(Unaudited)

Assets
Investments, at value (Cost $121,178,842)	$133,764,418
Cash	9,871,140
Receivable for capital shares sold	947,310
Dividends and interest receivable	95,897
Dividend reclaim	7,165
Prepaid expenses and other assets	47,450

Total assets	144,733,380

Liabilities
Payable for capital shares redeemed	218,267
Payable for investments purchased	496,879
Payable to Adviser	112,363
Payable for custodian fees	14,724
Payable for transfer agent fees	14,279
Payable for administration and accounting fees	11,774
Payable for distribution fees	4,591
Payable for Trustees and Officers	308
Accrued expenses	27,568

Total liabilities	900,753

Net Assets	$143,832,627

Net Assets Consisted of:
Paid-in capital	$131,340,863
Accumulated net investment income	195,048
Accumulated net realized loss from investments	(288,860)
Net unrealized appreciation on investments	12,585,576

Net Assets	$143,832,627

Class A:
Net asset value, offering and redemption price per share ($22,610,356 / 1,194,233)	$18.93

Maximum offering price per share (100/94.25 of $18.93)	$20.08

Class I:
Net asset value, offering and redemption price per share ($121,222,271 / 6,389,226)	$18.97

The accompanying notes are an integral part of the financial statements.

9

WHV INTERNATIONAL EQUITY FUND

Statement of Operations
For the Six Months Ended October 31, 2010
(Unaudited)

Investment Income
Dividends	$786,375
Less: foreign taxes withheld	(52,159)
Interest	2,455

Total investment income	736,671

Expenses
Advisory fees (Note 2)	543,961
Transfer agent fees (Note 2)	54,200
Administration and accounting fees (Note 2)	49,888
Custodian fees (Note 2)	36,696
Distribution fees (Class A) (Note 2)	21,524
Trustees’ and officers’ fees	16,123
Audit fees	13,066
Printing and shareholder reporting fees	9,643
Registration and filing fees	5,747
Legal fees	5,292
Other expenses	5,321

Total expenses before waivers and reimbursements	761,461

Less: waivers and reimbursements (Note 2)	(59,986)

Net expenses after waivers and reimbursements	701,475

Net investment income	35,196

Net unrealized gain from investments
Net change in unrealized appreciation on investments	10,438,022

Net realized and unrealized gain from investments	10,438,022

Net increase in net assets resulting from operations	$10,473,218

The accompanying notes are an integral part of the financial statements.

10

WHV INTERNATIONAL EQUITY FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010

Increase in net assets from operations:
Net investment income	$35,196	$159,852
Net realized loss on investments	—	(287,972)
Net change in unrealized appreciation from investments	10,438,022	2,112,120

Net increase in net assets resulting from operations	10,473,218	1,984,000

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	—	(988)

Total net investment income	—	(988)

Net realized capital gains:
Class A	—	(12)
Class I	—	(50)

Total net realized capital gains	—	(62)

Net decrease in net assets from dividends and distributions to shareholders	—	(1,050)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	54,472,173	76,713,690

Total increase in net assets	64,945,391	78,696,640

Net assets
Beginning of period	78,887,236	190,596

End of period	$143,832,627	$78,887,236

Accumulated net investment income, end of period	$195,048	$159,852

The accompanying notes are an integral part of the financial statements.

11

WHV INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the		For the Period
	Six Months Ended		July 31, 2009*
	October 31, 2010		to April 30, 2010
	(Unaudited)		(Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$17.97		$15.22

Net investment income (loss)	(0.01	)(1)	0.05	(1)
Net realized and unrealized gain on investments	0.97	(1)	2.70	(1)

Net increase in net assets resulting from operations	0.96		2.75

Divdends to shareholders from:
Net realized gains	—		—	(2)

Net asset value, end of period	$18.93		$17.97

Total investment return(3)	5.34	%(4)	18.07	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,610		$14,349
Ratio of expenses to average net assets	1.50	%(5)	1.50	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.61	%(5)	2.32	%(5)
Ratio of net investment income (loss) to average net assets	(0.16	)%(5)	0.37	%(5)
Portfolio turnover rate	—	%(4)	30.18	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

12

WHV INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months Ended		For the		For the Period
	October 31, 2010		Year Ended		December 19, 2008*
	(Unaudited)		April 30, 2010		to April 30, 2009

Per Share Operating Performance
Net asset value, beginning of period	$17.99		$12.44		$10.00

Net investment income	0.01	(1)	0.12	(1)	0.07	(1)
Net realized and unrealized gain on investments	0.97		5.43	(1)	2.37	(1)

Net increase in net assets resulting from operations	0.98		5.55		2.44

Dividends to shareholders from:
Net investment income	—		—	(2)	—
Net realized gains	—		—	(2)	—

Total distributions	—		—	(2)	—

Net asset value, end of period	$18.97		$17.99		$12.44

Total investment return(3)	5.45	%(4)	44.62%		24.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,222		$64,538		$191
Ratio of expenses to average net assets	1.25	%(5)	1.25%		1.25	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.36	%(5)	2.50%		163.68	%(5)
Ratio of net investment income to average net assets	0.11	%(5)	0.68%		1.73	%(5)
Portfolio turnover rate	—	%(4)	30.18%		11.10	%(4)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements
October 31, 2010
(Unaudited)

1.	Organization and Significant Accounting Policies

The WHV International Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2010, there were nine series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

14

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/10	Price	Inputs	Inputs

Investments in Securities*	$133,764,418	$133,764,418	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2010, there were no transfers between Level 1 and 2.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses

15

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations. For the six months ended October 31, 2010, the Fund did not incur any other foreign currency gain or loss.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

CURRENCY RISK — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s

16

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2.	Transactions with Affiliates and Related Parties

Wentworth, Hauser and Violich, Inc. (“WHV” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. WHV has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.50% for Class A Shares and 1.25% for Class I Shares of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. As of October 31, 2010, the amount of potential recovery was as follows:

Expiration
April 30, 2012	April 30, 2013	April 30, 2014

$74,268	$301,085	$59,986

As of October 31, 2010, investment advisory fees payable to the Adviser were $112,363. For the six months ended October 31, 2010, the Adviser waived $59,986.

Hirayama Investments, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

17

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

PFPC Trust Company (“PFPC Trust”) is a member of BNY Mellon and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon Distributors Inc. (the “Underwriter”), formerly known as PFPC Distributors, Inc., provides principal underwriting services to the Fund.

The Trust and Underwriter are parties to an underwriting agreement effective July 1, 2010. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the period ended October 31, 2010 was $6,919. Certain employees of BNY Mellon are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3.	Investment in Securities

For the six months ended October 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

Investment Securities	$52,746,460	$—

4.	Capital Share Transactions

For the six months ended October 31, 2010 and the year ended April 30, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2010		For the Year Ended
	(Unaudited)		April 30, 2010
	Shares	Value	Shares	Value

Class A Shares*
Sales	507,903	$8,710,441	812,114	$14,462,035
Reinvestments	—	—	—	—
Redemption Fees**	—	4,616	—	1,138
Redemptions	(112,291)	(1,847,059)	(13,493)	(238,884)

Net Increase	395,612	$6,867,998	798,621	$14,224,289

18

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)
October 31, 2010
(Unaudited)

	For the Six Months Ended
	October 31, 2010		For the Year Ended
	(Unaudited)		April 30, 2010
	Shares	Value	Shares	Value

Class I Shares***
Sales	3,319,649	$56,324,998	4,183,187	$73,286,763
Reinvestments	—	—	52	912
Redemption Fees**	—	23,282	—	5,041
Redemptions	(518,549)	(8,744,105)	(610,432)	(10,803,315)

Net Increase	2,801,100	$47,604,175	3,572,807	$62,489,401

* Class A Shares commenced operations on July 31, 2009.

** In accordance with the prospectus there is a 2.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less (prior to September 1, 2009; 180 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

*** Class I Shares commenced operations on December 19, 2008.

As of October 31, 2010 the following two shareholders held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Customers (42%) and Prudential Investment Service for the Benefit of Mutual Fund Clients (15%).

5.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

For the fiscal year ended April 30, 2010 and the fiscal period ended April 30, 2009, the tax character of distributions by the Fund was $1,050 and $0, respectively, of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2010, the Fund had $251,612 of undistributed ordinary income and $1,432 of undistributed long term capital gains, on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

19

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Concluded)
October 31, 2010
(Unaudited)

At October 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$121,178,842

Gross unrealized appreciation	$14,651,128
Gross unrealized depreciation	(2,065,552)

Net unrealized appreciation	$12,585,576

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

6.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

WHV INTERNATIONAL EQUITY FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement

At a meeting held on September 24, 2010, the Board of Trustees (the “Board”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved (a) the continuation of an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the WHV International Equity Fund (the “Fund”), and Wentworth, Hauser and Violich, Inc. (“WHV”); and (b) a sub-advisory agreement (the “Sub-advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between WHV and Hirayama Investments, LLC (“Hirayama”). In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of its portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance information for other managed accounts, if available, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or Hirayama’s ability to service the Fund, (ix) compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies.

WHV and Hirayama provided information regarding the advisory fees and an analysis of these fees in relation to the services to the Fund, the estimated cost of providing such services, the profitability of the firm in general and as a result of the fees received from the Fund and any other ancillary benefit resulting from its relationship with the Trust.

The Trustees reviewed the services provided to the Fund by WHV and Hirayama and concluded that the nature, extent and quality of the services to be provided by WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms

21

WHV INTERNATIONAL EQUITY FUND

Other Information (Continued)
(Unaudited)

and that the Fund is likely to benefit from the provision of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and demonstrated their ability to attract and retain qualified personnel.

The Trustees then considered the costs of the services provided by WHV and Hirayama, the compensation and benefits received by WHV and Hirayama in providing services to the Fund and WHV’s and Hirayama’s profitability. The Trustees concluded that WHV’s and Hirayama’s fees in light of the Fund’s expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund were reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by WHV and Hirayama.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale should be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that the fee structures for the Fund did not currently include breakpoint reductions as asset levels increased.

In voting to approve the continuation of the Advisory Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, each for an additional one year period, the Board considered all relevant factors and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the relevant factors and circumstances. The Board determined that they had received adequate information and were able to conclude that the approval of the Advisory Agreement and the Sub-advisory Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama.

22

WHV INTERNATIONAL EQUITY FUND

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

23

Investment Adviser
Wentworth, Hauser and Violich, Inc.
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

Sub-Adviser
Hirayama Investments, LLC
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

WHV
INTERNATIONAL
EQUITY FUND

of

FundVantage Trust

Class A Shares
Class I Shares

SEMI-ANNUAL REPORT
October 31, 2010
(Unaudited)

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund. Shares of the WHV International Equity Fund are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

24

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for the Lateef Fund, Corverus Strategic Equity Fund, WHV International Equity Fund, Pemberwick Fund, Private Capital Management Value Fund, Estabrook Investment Grade Fixed Income Fund and Polen Growth Fund. Schedules of Investments in securities of unaffiliated issuers for the Boston Advisors International Equity Fund, Boston Advisors U.S. Small Cap Equity Fund, Boston Advisors Broad Allocation Strategy Fund, Cutwater High Yield Fund, Cutwater Multi-Sector Inflation Protection Fund, Cutwater Municipal Bond Inflation Protection Fund, Cutwater Investment Grade Bond Fund, Estabrook Value Fund, Olympia American Real Estate Fund and DuPont Capital Emerging Markets Fund are not provided because such Funds ceased investment operations or have not yet commenced investment operations as of October 31, 2010.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss

Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	December 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	December 22, 2010

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	December 22, 2010

*	Print the name and title of each signing officer under his or her signature.